PROSPECTUS
APRIL 3, 2000

     Merrill Lynch Life Variable Annuity Separate Account A (the "Account")
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: Little Rock, Arkansas 72201
                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                             PHONE: (800) 535-5549
                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life. It is important that you understand how the contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of the Account. In turn, we invest each subaccount's assets in corresponding portfolios ("Funds") of the following:

   -        MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
                  -         Basic Value Focus Fund
                  -         Domestic Money Market Fund
                  -         Fundamental Growth Focus Fund
                  -         Government Bond Fund
                  -         Index 500 Fund
   -        AIM VARIABLE INSURANCE FUNDS, INC.
                  -         AIM V.I. International Equity Fund
                  -         AIM V.I. Value Fund
   -        ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
                  -         Growth and Income Portfolio
                  -         Premier Growth Portfolio
   -        MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
                  -         MFS Emerging Growth Series
                  -         MFS Growth With Income Series

   -        HOTCHKIS AND WILEY VARIABLE TRUST
                  -         International VIP Portfolio
   -        DAVIS VARIABLE ACCOUNT FUND, INC.
                  -         Davis Value Portfolio
   -        DELAWARE GROUP PREMIUM FUND
                  -         Trend Series
   -        PIMCO VARIABLE INSURANCE TRUST
                  -         Total Return Bond Portfolio
   -        SELIGMAN PORTFOLIOS, INC.
                  -         Seligman Small-Cap Value Portfolio
   -        VAN KAMPEN LIFE INVESTMENT TRUST
                  -         Emerging Growth Portfolio

The value of your Contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. Any money you take out of the Contract is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?

THIS ANNUITY DOES NOT IMPOSE ANY SALES CHARGES -- ON EITHER PURCHASES OR WITHDRAWALS. However, we impose a number of other charges, including an asset-based insurance charge. We provide more details on this charge, as well as a description of all other charges, later in the prospectus.

    ************************************************************************

This prospectus contains information about the Contract and the Account that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Account. We have filed the Statement of Additional Information, dated April 3, 2000, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The Table of Contents for this Statement of Additional Information is found on page 42 of this prospectus.

The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC., AIM VARIABLE INSURANCE FUNDS, INC., ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC., MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-, HOTCHKIS AND WILEY VARIABLE TRUST, DAVIS VARIABLE ACCOUNT FUND, INC., DELAWARE GROUP PREMIUM FUND, PIMCO VARIABLE INSURANCE TRUST, SELIGMAN PORTFOLIOS, INC., AND VAN KAMPEN LIFE INVESTMENT TRUST MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                Page
                                                              --------
DEFINITIONS.................................................         7
CAPSULE SUMMARY OF THE CONTRACT.............................         8
    Premiums................................................         8
    The Account.............................................         8
    The Funds Available For Investment......................         8
    Fees and Charges........................................         9
         Asset-Based Insurance Charge.......................         9
         Contract Fee.......................................         9
         Premium Taxes......................................         9
         Fund Expenses......................................         9
    Transfers Among Subaccounts.............................         9
    Withdrawals.............................................        10
    Death Benefit...........................................        10
    Annuity Payments........................................        10
    Ten Day Review..........................................        10
FEE TABLE...................................................        11
YIELDS AND TOTAL RETURNS....................................        13
MERRILL LYNCH LIFE INSURANCE COMPANY........................        14
THE ACCOUNT.................................................        14
    Segregation of Account Assets...........................        14
    Number of Subaccounts; Subaccount Investments...........        15
INVESTMENTS OF THE ACCOUNT..................................        15
    General Information and Investment Risks................        15
    Merrill Lynch Variable Series Funds, Inc................        15
         Basic Value Focus Fund.............................        16
         Domestic Money Market Fund.........................        16
         Fundamental Growth Focus Fund......................        16
         Government Bond Fund...............................        16
         Index 500 Fund.....................................        16
    AIM Variable Insurance Funds, Inc.......................        16
         AIM V.I. International Equity Fund.................        17
         AIM V.I. Value Fund................................        17
    Alliance Variable Products Series Fund, Inc.............        17
         Growth and Income Portfolio........................        17
         Premier Growth Portfolio...........................        17
    MFS-Registered Trademark- Variable Insurance
    Trust-SM-...............................................        17
         MFS Emerging Growth Series.........................        18
         MFS Growth With Income Series......................        18
    Hotchkis and Wiley Variable Trust.......................        18
         International VIP Portfolio........................        18
    Davis Variable Account Fund, Inc........................        19
         Davis Value Portfolio..............................        19
    Delaware Group Premium Fund.............................        19
         Trend Series.......................................        19
    PIMCO Variable Insurance Trust..........................        19
         Total Return Bond Portfolio........................        20
    Seligman Portfolios, Inc................................        20
         Seligman Small-Cap Value Portfolio.................        20
    Van Kampen Life Investment Trust........................        20

         Emerging Growth Portfolio..........................        20
    Purchases and Redemptions of Fund Shares;
    Reinvestment............................................        21
    Material Conflicts, Substitution of Investments and
    Changes to the Account..................................        21
CHARGES AND DEDUCTIONS......................................        21
    Asset-Based Insurance Charge............................        21
    Contract Fee............................................        22
    Other Charges...........................................        22
         Transfer Charges...................................        22
         Tax Charges........................................        22
         Fund Expenses......................................        23
         Premium Taxes......................................        23
FEATURES AND BENEFITS OF THE CONTRACT.......................        23
    Ownership of The Contract...............................        23
    Issuing the Contract....................................        24
         Issue Age..........................................        24
         Information We Need To Issue The Contract..........        24
         Ten Day Right to Review............................        24
    Premiums................................................        24
         Minimum and Maximum Premiums.......................        24
         How to Make Payments...............................        24
         Automatic Investment Feature.......................        25
         Premium Investments................................        25
    Accumulation Units......................................        25
    How Are My Contract Transactions Priced?................        25
    How Do We Determine The Number of Units?................        26
ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS...........        26
    Death of Annuitant Prior to Annuity Date................        26
    Transfers Among Subaccounts.............................        26
    Dollar Cost Averaging Program...........................        27
         What Is It?........................................        27
         Participating in the DCA Program...................        27
         Minimum Amounts....................................        27
         When Do We Make DCA Transfers?.....................        28
    Asset Allocation Program................................        28
    Rebalancing Program.....................................        29
    Withdrawals and Surrenders..............................        29
         When and How Withdrawals are Made..................        29
         Minimum Amounts....................................        30
         Systematic Withdrawal Program......................        30
         Surrenders.........................................        30
    Payments to Contract Owners.............................        30
    Contract Changes........................................        30
    Death Benefit...........................................        31
         General............................................        31
         Spousal Continuation...............................        31
         Calculation of Death Benefit.......................        31
         Maximum Anniversary Value..........................        32
    Annuity Payments........................................        32
    Annuity Options.........................................        33
         How We Determine Present Value of Future Guaranteed
       Annuity Payments.....................................        33
         Payments of a Fixed Amount.........................        33
         Payments for a Fixed Period........................        34

         Life Annuity.......................................        34
         Life Annuity With Payments Guaranteed for 5, 10,
       15, or 20 Years......................................        34
         Life Annuity With Guaranteed Return of Contract
       Value................................................        34
         Joint and Survivor Life Annuity....................        34
         Joint and Survivor Life Annuity with Payments
       Guaranteed for 5, 10, 15, or 20 Years................        34
         Individual Retirement Account Annuity..............        34
    Gender-Based Annuity Purchase Rates.....................        35
FEDERAL INCOME TAXES........................................        35
    Federal Income Taxes....................................        35
    Tax Status of the Contract..............................        35
         Diversification Requirements.......................        35
         Owner Control......................................        35
         Required Distributions.............................        36
    Taxation of Annuities...................................        36
         In General.........................................        36
         Withdrawals and Surrenders.........................        36
         Annuity Payments...................................        37
         Taxation of Death Benefit Proceeds.................        37
    Penalty Tax on Some Withdrawals.........................        37
    Transfers, Assignments, or Exchanges of a Contract......        37
    Withholding.............................................        37
    Multiple Contracts......................................        37
    Possible Changes In Taxation............................        38
    Possible Charge For Our Taxes...........................        38
    Individual Retirement Annuities.........................        38
         Traditional IRAs...................................        38
         Roth IRAs..........................................        38
         Other Tax Issues For IRAs and Roth IRAs............        38
    Tax Sheltered Annuities.................................        39
OTHER INFORMATION...........................................        39
    Notices and Elections...................................        39
    Voting Rights...........................................        39
    Reports to Contract Owners..............................        40
    Selling the Contract....................................        40
    State Regulation........................................        40
    State Variations........................................        41
    Legal Proceedings.......................................        41
    Experts.................................................        41
    Legal Matters...........................................        41
    Registration Statements.................................        41
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................        42
APPENDIX A..................................................        43

                                  DEFINITIONS

ACCUMULATION UNIT: A unit of measure used to compute the value of your interest in a subaccount prior to the annuity date.

ANNUITANT: Annuity payments may depend upon the continuation of a person's life. That person is called the annuitant.

ANNUITY DATE: The date on which annuity payments are scheduled to begin.

ATTAINED AGE: The age of a person on the contract date plus the number of full contract years since the contract date.

BENEFICIARY(S): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

CONTRACT ANNIVERSARY: The yearly anniversary of the contract date.

CONTRACT DATE: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

CONTRACT VALUE: The value of your interest in the Account.

CONTRACT YEAR: The period from the contract date to the first contract anniversary, and thereafter, the period from one contract anniversary to the next contract anniversary.

INDIVIDUAL RETIREMENT ACCOUNT OR ANNUITY ("IRA"): A retirement arrangement meeting the requirements of Section 408 of the Internal Revenue Code ("IRC").

NET INVESTMENT FACTOR: An index used to measure the investment performance of a subaccount from one valuation period to the next.

NONQUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement other than a qualified plan described under Section 401, 403, 408, 408A, 457 or any similar provisions of the IRC.

QUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement described under Section 403(b), 408, or 408A of the Internal Revenue Code ("IRC").

TAX SHELTERED ANNUITY: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

VALUATION PERIOD: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of business on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $25,000. Subsequent premiums generally must be $100 or more. The maximum premium that will be accepted without Company approval is $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature".

The Contract is available as a non-qualified contract or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to IRAs and Roth IRAs. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.

The tax advantages typically provided by a variable annuity are already available with tax-qualified plans, including IRAs and Roth IRAs. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, including the costs and benefits of the Contract (including the annuity income benefits), before you purchase the Contract in a tax-qualified plan.

We offer another variable annuity contract that has a different death benefit, contract features, fund selections, and optional programs. However, this other contract also has different charges that would affect your subaccount performance and contract values. To obtain more information about this other contract, contact our Service Center or your Financial Consultant.

THE ACCOUNT

As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. For the first 14 days following the contract date, we put all premiums into the Domestic Money Market Subaccount. After the 14 days, we'll put the money into the subaccounts you've selected. In Pennsylvania, however, we won't wait 14 days. Instead, we'll invest your premium immediately in the subaccounts you've selected. Currently, you may allocate premiums or contract value among 10 of the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.

THE FUNDS AVAILABLE FOR INVESTMENT

--ARROW-- FUNDS OF MERRILL LYNCH VARIABLE SERIES        --ARROW-- FUNDS OF HOTCHKIS AND WILEY VARIABLE TRUST
          FUNDS, INC.
       --ARROW-- Basic Value Focus Fund                        --ARROW-- International VIP Portfolio
       --ARROW-- Domestic Money Market Fund             --ARROW-- FUNDS OF DAVIS VARIABLE ACCOUNT FUND, INC.
       --ARROW-- Fundamental Growth Focus Fund                 --ARROW-- Davis Value Portfolio
       --ARROW-- Government Bond Fund                   --ARROW-- FUNDS OF DELAWARE GROUP PREMIUM FUND
       --ARROW-- Index 500 Fund                                --ARROW-- Trend Series
--ARROW-- FUNDS OF AIM VARIABLE INSURANCE FUNDS, INC.   --ARROW-- FUNDS OF PIMCO VARIABLE INSURANCE TRUST
       --ARROW-- AIM V.I. International Equity Fund            --ARROW-- Total Return Bond Portfolio
       --ARROW-- AIM V.I. Value Fund                    --ARROW-- FUNDS OF SELIGMAN PORTFOLIOS, INC.
--ARROW-- FUNDS OF ALLIANCE VARIABLE PRODUCTS SERIES           --ARROW-- Seligman Small-Cap Value Portfolio
          FUND, INC.
       --ARROW-- Growth and Income Portfolio            --ARROW-- FUNDS OF VAN KAMPEN LIFE INVESTMENT TRUST
       --ARROW-- Premier Growth Portfolio                      --ARROW-- Emerging Growth Portfolio
--ARROW-- FUNDS OF MFS-REGISTERED TRADEMARK- VARIABLE
          INSURANCE TRUST-SM-
       --ARROW-- MFS Emerging Growth Series
       --ARROW-- MFS Growth With Income Series

If you want detailed information about the investment objectives of the Funds, see "Investments of the Account" and the prospectuses for the Funds.

FEES AND CHARGES

  ASSET-BASED INSURANCE CHARGE

  We currently impose an asset-based insurance charge of 1.59% annually to cover certain risks. It will never exceed 1.59% annually.

  The asset-based insurance charge compensates us for:

    - costs associated with the establishment and administration of the Contract;

    - mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract; and

    - expense risks we assume to cover Contract maintenance expenses.

  We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. This charge ends on the annuity date.

  CONTRACT FEE

  We impose a $40 contract fee each year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract only if the greater of contract value, or premiums less withdrawals, is less than $25,000. Accordingly, if your withdrawals have not decreased your investment in the Contract below $25,000, we will not impose this annual fee. We may also waive this fee in certain circumstances where you own at least three Contracts. This fee ends after the annuity date.

  PREMIUM TAXES

  On the annuity date, we deduct a charge for any premium taxes imposed by a state or local government. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%.

  FUND EXPENSES

  You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

You can find detailed information about all fees and charges imposed on the Contract under "Charges and Deductions".

TRANSFERS AMONG SUBACCOUNTS

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts, but we may charge $25 per extra transfer. (See "Transfers".)

Several specialized transfer programs are available under the Contract. You cannot use more than one such program at a time.

    - First, we offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in fund share prices over time. (See "Dollar Cost Averaging Program".) (There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss.)

    - Second, through participation in the Asset Allocation Program, you may select one of five asset allocation models. Your contract value is rebalanced quarterly based on the asset allocation model selected. (See "Asset Allocation Program".)

    - Third, you may choose to participate in a Rebalancing Program where we automatically reallocate your contract value quarterly in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program".)

WITHDRAWALS

You can withdraw money from the Contract six times each contract year. Additionally, under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. These systematic withdrawals are in addition to the annual six withdrawals permitted under the Contract. For more information, see "Systematic Withdrawal Program".

A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2 (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if you die before the annuity date.

If you are age 80 or over when the Contract is issued, the death benefit equals the greater of premiums less adjusted withdrawals or the contract value. If you are under age 80 when the Contract is issued, the death benefit equals the greatest of premiums less adjusted withdrawals, the contract value, or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract.

You can find more detailed information about the death benefit and how it is calculated, including age limitations that apply, under "Death Benefit".

ANNUITY PAYMENTS

Annuity payments begin on the annuity date and are made under the annuity option you select. You may select an annuity date that cannot be later than the annuitant's 90th birthday. If you do not select an annuity date, the annuity date for nonqualified Contracts is the annuitant's 90th birthday. The annuity date for IRA or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2.

Details about the annuity options available under the Contract can be found under "Annuity Options".

TEN DAY REVIEW

When you receive the Contract, read it carefully to make sure it's what you want. Generally, within 10 days after you receive the Contract, you may return it for a refund. Some states allow a longer period of time to return the Contract. To get a refund, return the Contract to the Service Center or to the Financial Consultant who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For contracts issued in Pennsylvania, we'll refund the contract value as of the date you return the Contract.

                                   FEE TABLE

A.  Contract Owner Transaction Expenses

    1.Sales Load Imposed on Premium ...................................     None

    2.Contingent Deferred Sales Charge ................................     None

    3.Transfer Fee .....................................................     $25

        The first 12 transfers among subaccounts in a contract year are free. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

    The Fee Table and Examples do not include charges to contract owners for premium taxes. Premium taxes may be applicable. Refer to the "Premium Taxes" section in this Prospectus for further details.

B.  Annual Contract Fee ................................................     $40

    The Contract Fee will be assessed annually on each contract anniversary and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals, is less than $25,000.

C.  Separate Account Annual Expenses (as a percentage of contract value)

    Current and Maximum Asset-Based Insurance Charge .................     1.59%

D. Fund Expenses for the Year Ended December 31, 1999 (see "Notes to Fee Table") (as a percentage of each Fund's average net assets)

                                           MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                                         --------------------------------------------------------------
                                                       DOMESTIC    FUNDAMENTAL
                                         BASIC VALUE     MONEY       GROWTH      GOVERNMENT
ANNUAL EXPENSES                             FOCUS       MARKET      FOCUS (A)       BOND      INDEX 500
---------------                          -----------   ---------   -----------   ----------   ---------
Investment Advisory Fees.............        .60%         .50%         .65%         .50%         .30%
Other Expenses.......................        .06%         .05%         .15%         .05%         .05%
Total Annual Operating Expenses......        .66%         .55%         .80%         .55%         .35%
Expense Reimbursements...............         --%          --%          --           --%          --%
Net Expenses.........................        .66%         .55%         .80%         .55%         .35%

                                                   AIM               ALLIANCE VARIABLE    MFS-REGISTERED TRADEMARK-     HOTCHKIS
                                                 VARIABLE             PRODUCTS SERIES             VARIABLE              AND WILEY
                                                INSURANCE               FUND, INC.                INSURANCE             VARIABLE
                                               FUNDS, INC.           (CLASS A SHARES)             TRUST-SM-               TRUST
                                         ------------------------   -------------------   -------------------------   -------------
                                                                                                            MFS
                                           AIM V.I.                  GROWTH                   MFS         GROWTH
                                         INTERNATIONAL   AIM V.I.     AND      PREMIER     EMERGING        WITH       INTERNATIONAL
ANNUAL EXPENSES                             EQUITY        VALUE      INCOME     GROWTH     GROWTH(C)     INCOME(C)         VIP
---------------                          -------------   --------   --------   --------   -----------   -----------   -------------
Investment Advisory Fees.............         .75%         .61%       .63%       1.00%        .75%          .75%            .75%
Other Expenses.......................         .22%         .15%       .08%        .05%        .09%          .13%            .26%
Total Annual Operating Expenses......         .97%         .76%       .71%       1.05%        .84%          .88%           1.01%
Expense Reimbursements...............          --%          --%        --%         --%         --%           --%             --%
Net Expenses.........................         .97%         .76%       .71%       1.05%        .84%          .88%           1.01%

                                           DAVIS      DELAWARE     PIMCO
                                          VARIABLE     GROUP     VARIABLE                         VAN KAMPEN
                                          ACCOUNT     PREMIUM    INSURANCE       SELIGMAN       LIFE INVESTMENT
                                         FUND, INC.     FUND       TRUST     PORTFOLIOS, INC.        TRUST
                                         ----------   --------   ---------   ----------------   ---------------
                                                                   TOTAL         SELIGMAN
                                           DAVIS       TREND      RETURN        SMALL-CAP          EMERGING
ANNUAL EXPENSES                            VALUE       SERIES    BOND (E)       VALUE (B)         GROWTH (D)
---------------                          ----------   --------   ---------   ----------------   ---------------
Investment Advisory Fees.............        .75%       .75%        .40%           1.00%              .70%
Other Expenses.......................        .25%       .07%        .35%            .41%              .18%
Total Annual Operating Expenses......       1.00%       .82%        .75%           1.41%              .88%
Expense Reimbursements...............         --%        --%        .10%         --                --
Net Expenses.........................       1.00%       .82%        .65%           1.41%              .88%

EXAMPLES OF CHARGES

If you surrender or annuitize your Contract at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming 5% annual return on assets:

                                                                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                                                          --------       --------       --------       --------
           SUBACCOUNT INVESTING IN:
           ML Basic Value Focus Fund+..............................            $23            $72           $123           $264
           ML Domestic Money Market Fund+..........................             22             69            117            252
           ML Fundamental Growth Focus Fund+.......................             25             76            130            278
           ML Government Bond Fund+................................             22             69            117            252
           ML Index 500 Fund+......................................             20             62            107            231
           AIM V.I. International Equity Fund......................             27             81            139            295
           AIM V.I. Value Fund.....................................             24             75            128            274
           Alliance Growth and Income Portfolio+...................             24             74            126            269
           Alliance Premier Growth Portfolio+......................             27             84            143            303
           MFS Emerging Growth Series..............................             25             78            132            282
           MFS Growth With Income Series...........................             26             79            134            286
           Hotchkis and Wiley International VIP Portfolio..........             27             83            141            299
           Davis Value Portfolio...................................             27             82            141            298
           Delaware Trend Series...................................             25             77            131            280
           PIMCO Total Return Bond Portfolio.......................             23             72            123            263
           Seligman Small-Cap Value Portfolio......................             31             95            161            338
           Van Kampen Emerging Growth Portfolio....................             26             79            134            286

---------

+                           Class A Shares.

Because there is no contingent deferred sales charge, you would pay the same expenses whether you surrender your Contract at the end of the applicable time period or not, based on the same assumptions.
                           --------------------------

The preceding Fee Table and Examples help you understand the costs and expenses you will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Account as well as the Funds. The Examples do not reflect the $40 contract fee because, based on our estimates of average contract size and withdrawals, its effect on the examples shown would be negligible. Premium taxes may also be applicable. See the Charges and Deductions section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

THE SUBACCOUNTS AVAILABLE UNDER THE CONTRACT HAVE NOT YET COMMENCED OPERATIONS. THEREFORE, THERE IS NO HISTORY OF ACCUMULATION UNIT VALUES FOR THESE SUBACCOUNTS.

NOTES TO FEE TABLE

(a) "Other Expenses" and "Net Expenses" shown for the Fundamental Growth Focus Fund are based on expenses estimated for the current fiscal year.

(b) The Fee Table does not reflect fees waived or expenses assumed by J. & W. Seligman & Co. Incorporated ("Seligman") for the Seligman Small-Cap Value Portfolio during the year ended December 31, 1999. Such waivers and assumption of expenses were made on a voluntary basis, and may be discontinued or reduced at any time without notice. During the fiscal year ended December 31, 1999, Seligman waived fees and expense totaling 0.41% for the Seligman Small-Cap Value Portfolio. Considering such reimbursements, "Net Expenses" would have been 1.00%.

(c) The MFS Emerging Growth Series and the MFS Growth With Income Series have an expense offset arrangement which reduces each Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. Each Fund may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Fund's expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Had these fee reductions been taken into account, "Net Expenses" would have been 0.83% for the Emerging Growth Series and 0.87% for the Growth With Income Series.

(d) The Fee Table does not reflect fees waived or expenses assumed by Van Kampen Asset Management Inc. ("Van Kampen Management") for the Emerging Growth Portfolio during the year ended December 31, 1999. Such waivers and assumption of expenses were made on a voluntary basis, and may be discontinued or reduced at any time without notice. During the fiscal year ended December 31, 1999, Van Kampen Management waived fees and expense totaling 0.03% for the Emerging Growth Portfolio. Considering such reimbursements, "Net Expenses" would have been 0.85%.

(e) Pacific Investment Management Company ("PIMCO") has agreed to reduce its 0.25% administrative fee (which is included in "Other Expenses" in the Fee Table) to the extent that total Fund operating expenses would exceed 0.65% of average daily net assets, due to organizational expenses and the payment by the Fund of its pro rata portion of the Trust's Trustees' fees. Any such waiver is subject to potential future reimbusement within three years from the date the fee was waived.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the Domestic Money Market Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (besides the Domestic Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts.

Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Ranking services we may use as sources of performance comparison are Lipper, VARDS, CDA/Weisenberger, Morningstar, MICROPAL, and Investment Company Data, Inc.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to the Standard & Poor's Index of 500 Common Stocks, the Morgan Stanley EAFE Index, the Russell 2000 Index and the Dow Jones Indices, all widely used measures of stock market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio. Other sources of performance comparison that we may use are Chase Investment Performance Digest, Money, Forbes, Fortune, Business Week, Financial Services Weekly, Kiplinger Personal Finance, Wall Street Journal, USA Today, Barrons, U.S. News & World Report, Strategic Insight, Donaghues, Investors Business Daily, and Ibbotson Associates.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNT

The Merrill Lynch Life Variable Annuity Separate Account A (the "Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Account on August 6, 1991. It is governed by Arkansas law, our state of domicile. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account meets the definition of a separate account under the federal securities laws. The Account's assets are SEGREGATED from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Account. The Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If the Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in the Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Account be charged with any liabilities of other separate accounts.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS

There are 17 subaccounts currently available through the Account. All subaccounts invest in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds"); the AIM Variable Insurance Funds, Inc. (the "AIM V.I. Funds"); the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"); the MFS-Registered Trademark- Variable Insurance Trust-SM- (the "MFS Trust"); the Hotchkis and Wiley Variable Trust (the "Hotchkis and Wiley Trust"); the Davis Variable Account Fund, Inc. (the "Davis Fund"); the Delaware Group Premium Fund (the "Delaware Fund"); the PIMCO Variable Insurance Trust (the "PIMCO Trust"); the Seligman Portfolios, Inc. (the "Seligman Portfolios"); or the Van Kampen Life Investment Trust (the "Van Kampen Trust"). Additional subaccounts may be added or closed in the future.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment advisor or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of the similarly named fund available through the Contract.

                           INVESTMENTS OF THE ACCOUNT

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.

Generally, you should consider the funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

The Merrill Lynch Variable Series Funds, Inc. ("Variable Series Funds") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Account Class A shares of 5 of its separate investment mutual fund portfolios.

Merrill Lynch Asset Management, L.P. ("MLAM") is the investment adviser to the Variable Series Funds. MLAM, together with its affiliates, Fund Asset Management, L.P., Mercury Asset Management International Ltd., and Hotchkis and Wiley, is a worldwide mutual fund leader, and had a total of $550.07 billion in investment company and other portfolio assets under management as of the end of January 31, 2000. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLAM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLAM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary below.

MLAM has entered into an agreement with Merrill Lynch Insurance Group, Inc. ("MLIG"), an affiliate of ours, under which MLIG provides administration services for the Variable Series Funds used with the Contracts and other variable life insurance and variable annuity contracts we issue. Under this agreement, MLAM compensates MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by these Funds to MLAM attributable to contracts we issue. MLAM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets (see "Selling the Contract").

BASIC VALUE FOCUS FUND. This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. MLAM receives an advisory fee from the Fund at the annual rate of 0.60% of the average daily net assets of the Fund.

DOMESTIC MONEY MARKET FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. MLAM receives an advisory fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund.

FUNDAMENTAL GROWTH FOCUS FUND. This Fund seeks long-term growth of capital. The Fund purchases primarily common stocks of U.S. companies that Fund management believes have shown above-average rates of growth earnings over the long-term. The Fund will invest at least 65% of its total assets in equity securities. MLAM receives an advisory fee from the Fund at an annual rate of 0.65% of the average daily net assets of the Fund.

GOVERNMENT BOND FUND. This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities. MLAM receives an advisory fee from the Fund at an annual rate of 0.50% of the average daily net assets of the Fund.

INDEX 500 FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). MLAM receives an advisory fee from the Fund at an annual rate of 0.30% of the Fund's average daily net assets.

AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds") is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers the Account two of its separate investment portfolios.

A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the AIM V.I. Funds. AIM has acted as an investment adviser since its organization in 1976. Today AIM, together with its subsidiaries, advises or manages over 120 investment portfolios, including the Funds, encompassing a broad range of investment objectives. As the investment adviser, AIM receives compensation from the Funds for its services. The fees charged to each of these Funds are set forth in the summary of investment objectives below.

AIM has entered into an agreement with us with respect to administrative services for these Funds in connection with the Contracts. Under this agreement, AIM pays us compensation in an amount equal to a percentage of the average net assets of these Funds attributable to the Contracts.

AIM V.I. INTERNATIONAL EQUITY FUND. This Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. AIM receives an advisory fee from the Fund at an annual rate of 0.75% of the average daily net assets of the Fund.

AIM V.I. VALUE FUND. This Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to AIM's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. AIM receives an advisory fee from the Fund at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets in excess of $250 million.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. ("Alliance Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Account Class A shares of two of its separate investment portfolios. Alliance Capital Management L.P. ("Alliance"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105 serves as the investment adviser to each Fund of the Alliance Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company for an international group of insurance and related financial services companies. As the investment adviser, Alliance is paid fees by the Fund for its services. The fees charged to the Fund are set forth in the summary of investment objective below.

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with us with respect to administrative services for the Fund in connection with the Contracts. Under this agreement, AFD pays us compensation in an amount equal to a percentage of the average net assets of the Fund attributable to the Contracts.

GROWTH AND INCOME PORTFOLIO. This Fund seeks reasonable current income and reasonable opportunity for appreciation through investing primarily in dividend-paying stocks of good quality. Alliance receives an advisory fee from the Fund at an annual rate of 0.63% of the average daily net assets of the Fund.

PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth. Alliance receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-

MFS-Registered Trademark- Variable Insurance Trust-SM- ("MFS Trust") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Account two of its separate investment portfolios.

Massachusetts Financial Services Company ("MFS"), a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to each Fund of MFS Trust. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is a indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. As the investment adviser, MFS is paid fees by the Fund for its services. The fees charged to the Fund are set forth in the summary of investment objective below.

MFS has entered into an agreement with MLIG with respect to administrative services for the Fund in connection with the Contracts and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of the Fund attributable to such contracts.

MFS EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital. The Fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies. These companies are companies that the Fund's adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate. MFS receives an advisory fee from the Fund at an annual rate of 0.75% of the average daily net assets of the Fund.

MFS GROWTH WITH INCOME SERIES. This Fund seeks to provide reasonable current income and long-term growth of capital and income. Under normal conditions, the Fund invests at least 65% of its total assets in common stock and related securities. Although the Fund may invest in companies of any size, it primarily invests in companies with larger market capitalizations and attractive valuations based on current and expected earnings or cash flow. MFS receives an advisory fee from the Fund at an annual rate of 0.75% of the average daily net assets of the Fund.

HOTCHKIS AND WILEY VARIABLE TRUST

Hotchkis and Wiley Variable Trust ("Hotchkis and Wiley Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission as an open-end management investment company. The Hotchkis and Wiley Trust is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.

Hotchkis and Wiley, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, serves as the investment adviser to the International VIP Portfolio and generally administers the affairs of the Hotchkis and Wiley Trust. Hotchkis and Wiley is a division of MLAM. As the investment adviser, Hotchkis and Wiley is paid fees by the Fund for its services. The fees charged to the Fund for advisory services are set forth in the summary of investment objective below.

Hotchkis and Wiley has entered into an agreement with MLIG with respect to administrative services for the Fund in connection with the Contracts. Under this agreement, Hotchkis and Wiley pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the International VIP Portfolio to Hotchkis and Wiley attributable to the Contracts.

INTERNATIONAL VIP PORTFOLIO. The Fund's investment objective is to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Hotchkis and Wiley follows a VALUE style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Hotchkis and Wiley receives from the Fund an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

DAVIS VARIABLE ACCOUNT FUND, INC.

Davis Variable Account Fund, Inc. ("Davis Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Account one of its portfolios, the Davis Value Portfolio. Davis Selected Advisers, LP ("Davis Advisers"), located at 2949 East Elvira Road, Tucson, Arizona 85706, is the investment adviser to the Davis Value Portfolio. Davis Selected Advisers-NY, Inc. ("Davis Advisers-NY"), located at 609 Fifth Avenue, New York, New York 10017 serves as the sub-adviser to the Davis Value Portfolio. Davis Advisers-NY is a wholly owned subsidiary of Davis Advisers. Davis Advisers pays the sub-advisory fee, not the Davis Value Portfolio. The fees charged to the Fund for advisory services are set forth in the summary of investment objective below.

Davis Advisers has entered into an agreement with us with respect to administrative services for the Fund in connection with the Contracts. Under this agreement, Davis Advisers pays us compensation in an amount equal to a percentage of the average net assets of the Fund attributable to the Contracts.

DAVIS VALUE PORTFOLIO. This Fund seeks to provide growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion. These companies are selected based on their potential for long-term growth, long-term return, and minimum risk. Davis Advisers receives an advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund.

DELAWARE GROUP PREMIUM FUND

Delaware Group Premium Fund ("Delaware Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Account one of its investment portfolios, the Trend Series. Delaware Management Company, located at One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the investment adviser to the Trend Series. Delaware Management Company is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. The fees charged to the Fund for advisory services are set forth in the summary of investment objective below.

Delaware Distributors, LP ("DDLP"), the national distributor for Delaware Fund has entered into an agreement with us with respect to administrative services for the Fund in connection with the Contracts. Under this agreement, DDLP pays us compensation in an amount equal to a percentage of the average net assets of the Fund attributable to the Contracts.

TREND SERIES. This Fund seeks long-term capital appreciation. The Fund invests primarily in stocks of small, growth-oriented companies that Fund management believes are responsive to changes within the marketplace and which management believes have fundamental characteristics to support continued growth. Delaware Management Company receives an advisory fee from the Fund at an annual rate of 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 million, and 0.60% on assets over $2.5 million of the average daily net assets of the Fund.

PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust ("PIMCO Trust") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers one of its portfolios, the Total Return Bond Portfolio, to the Account. Pacific Investment Management Company ("PIMCO"), located at 840 Newport Center Drive, Suite 300 Newport Beach, California 92660, serves as the investment adviser to the Total Return Bond Portfolio. PIMCO is a wholly owned subsidiary partnership of PIMCO Advisors, L.P. The fees charged to the Fund for advisory services are set forth in the summary of investment objective below.

PIMCO has entered into an agreement with us with respect to administrative services for the Fund in connection with the Contracts. Under this agreement, PIMCO pays us compensation in an amount equal to a percentage of the average net assets of the Fund attributable to the Contracts.

TOTAL RETURN BOND PORTFOLIO. This Fund seeks to maximize total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. PIMCO receives an advisory fee at an annual rate of 0.40% of the average daily net assets of the Fund.

SELIGMAN PORTFOLIOS, INC.

Seligman Portfolios, Inc. ("Seligman Portfolios") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Account one of its portfolios, the Small-Cap Value Portfolio. J. & W. Seligman & Co. Incorporated ("Seligman"), located at 100 Park Avenue, New York, New York 10017 serves as the investment manager to the Seligman Small-Cap Value Portfolio. The fees charged to the Fund for advisory services are set forth in the summary of investment objective below.

Seligman has entered into an agreement with us with respect to administrative services for the Fund in connection with the Contracts. Under this agreement, Seligman pays us compensation in an amount equal to a percentage of the average net assets of the Fund attributable to the Contracts.

SELIGMAN SMALL-CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. Generally, the Fund invests at least 65% of its total assets in the common stocks of "value" companies with small market capitalization that the Fund manager believes have been undervalued, either historically, by the market, or by their peers. Seligman receives an advisory fee at an annual rate of 1.00% on the first $500 million, .90% on the next $500 million, and .80% thereafter of the average daily net assets of the Fund.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Life Investment Trust ("Van Kampen Trust") is registered with the Securities and Exchange Commission as a diversified open-end management company. It currently offers the Account one of its separate investment portfolios, the Emerging Growth Portfolio. Van Kampen Asset Management Inc. ("Van Kampen Management") is the portfolio's investment adviser. Van Kampen Management is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555, and is a wholly owned subsidiary of Van Kampen Investment Inc. Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $90 billion under management or supervision as of December 31, 1999. Van Kampen Funds Inc., the distributor of the Fund, is also a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. As the investment adviser, Van Kampen Management is paid fees by the Fund for its services. The fees to the Fund are set forth in the summary of investment objective below.

Van Kampen Management has entered into an agreement with us with respect to administrative services for the Fund in connection with the Contracts. Under this agreement, Van Kampen Management pays us compensation in an amount equal to a percentage of the average net assets of the Fund attributable to the Contracts.

EMERGING GROWTH PORTFOLIO. The investment objective of the Fund is to seek capital appreciation. Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing at least 65% of the Fund's total assets in common stocks of emerging growth companies. Emerging growth companies are those companies in the early stages of their life cycles that the Fund's investment adviser believes have the potential to become major enterprises. Van Kampen Management receives an advisory fee from the Fund at an annual rate of 0.70% of the average daily net assets of the Fund.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Account are automatically reinvested at net asset value in additional shares of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO THE ACCOUNT

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. We can do this for both existing investments and the investment of future premiums. However, before any such substitution, we would need the approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to the Account, eliminate subaccounts in the Account, deregister the Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits.

ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge on the Account that equals 1.59% annually. It will never exceed 1.59%.

We deduct this charge daily from the net asset value of the subaccounts. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. Finally, this charge compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and Dollar Cost Averaging.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

CONTRACT FEE

We may charge a $40 contract fee each year. We will only impose this fee if the greater of contract value, or premiums less withdrawals, is less than $25,000. Accordingly, if you have not made any withdrawals from your Contract (or your withdrawals have not decreased your investment in the Contract below $25,000), we will not impose this annual fee.

The contract fee reimburses us for additional expenses related to maintenance of certain Contracts with lower contract values. We do not deduct the contract fee after the annuity date. The contract fee will never increase.

If the contract fee applies, we will deduct it as follows:

    - We deduct this fee from your contract value on each contract anniversary that occurs on or before the annuity date.

    - We deduct this fee from your contract value if you surrender the contract on any date other than a contract anniversary.

    - We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.

Currently, a contract owner of three or more Contracts will be assessed no more than $120 in contract fees annually. We reserve the right to change this limit on contract fees at any time.

OTHER CHARGES

     TRANSFER CHARGES

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we may, but currently do not, charge you $25 for each extra transfer. We deduct this charge pro rata from the subaccounts from which you are transferring contract value. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Asset Allocation Program", "Rebalancing Program", and "Transfers".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Account any taxes imposed on the Account's investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating net asset value, the Funds deduct advisory fees and operating expenses from assets. Information about those fees and expenses can be found in the prospectuses for the Funds, and in the Statement of Additional Information for each Fund.

     PREMIUM TAXES

Various states and municipalities impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant.

If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the death benefit.

Only spouses may be co-owners of the Contract, except in Pennsylvania, New Jersey, and Oregon. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other. Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. Qualified contracts may not have co-owners.

You may assign the Contract to someone else by giving notice to our Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified contracts, so you should consult with a qualified tax adviser before assigning the Contract. (See "Federal Income Taxes".)

ISSUING THE CONTRACT

     ISSUE AGE

You can buy a nonqualified Contract if you (and any co-owner) are less than 90 years old. Annuitants on nonqualified Contracts must also be less than 90 years old when we issue the Contract. For qualified Contracts owned by natural persons, the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract.

     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the information provided or the application, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, however, we will offer to return the premium and no Contract will be issued. You can consent to our holding the premium until we get all necessary information, and then we will invest the premium within two business days after we get the information.

     TEN DAY RIGHT TO REVIEW

When you get the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. You may have a longer period to return the Contract in certain states, or if the Contract is replacing another contract. To get a refund, return the Contract to our Service Center or to the Financial Consultant who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. For contracts issued in Pennsylvania, we'll refund the contract value as of the date the Contract is returned.

PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS

Initial premium payments must be $25,000 or more. Subsequent premium payments generally must be $100 or more. You can make subsequent premium payments at any time before the annuity date. The maximum premium that will be accepted without Company approval is $1,000,000. We also reserve the right to reject subsequent premium payments.

The Contract is available as a non-qualified contract or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with MLPF&S. Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax-sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $100 minimum for premiums paid under IRA Contracts held in custodial accounts with MLPF&S where you're transferring the complete cash balance of such account into a Contract.

     HOW TO MAKE PAYMENTS

You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

     AUTOMATIC INVESTMENT FEATURE

You may make systematic premium payments on a monthly, quarterly, semi-annual or annual basis. Each payment must be for at least $100. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. You may change the specified premium amount, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this program at any time.

     PREMIUM INVESTMENTS

For the first 14 days following the contract date, we'll hold all premiums in the Domestic Money Market Subaccount. After the 14 days, we'll reallocate the contract value to the subaccounts you selected. (In Pennsylvania, we'll invest all premiums as of the contract date in the subaccounts you selected.)

Currently, you may allocate your premium among 10 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the Basic Value Focus Subaccount, 58% allocated to the Government Bond Subaccount, and 30% allocated to the Index 500 Subaccount. However, you may not allocate 33 1/3% to the Basic Value Focus Subaccount and 66 2/3% to the Government Bond Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

             We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

             We determine the number of units by dividing the dollar value of the amount of the purchase or transfer allocated to the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the purchase or transfer is made. The number of accumulation units in each subaccount credited to a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units credited to a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Account or any charge that may be assessed against the Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

               ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS AMONG SUBACCOUNTS

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging

Program", "Asset Allocation Program", and "Rebalancing Program".) We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less.

You may request transfers in writing or by telephone, once we get proper telephone transfer authorization. Transfer requests may also be made through your Merrill Lynch Financial Consultant, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. We will consider telephone transfer requests received after 4:00 p.m. (ET) to be received the following business day.

An excessive number of transfers, including short-term "market timing" transfers, may adversely affect the performance of the underlying fund in which a subaccount invests. If, in our sole opinion, a pattern of excessive transfers develops, we reserve the right not to process a transfer request. We also reserve the right not to process a transfer request when the sale or purchase of shares of a Fund is not reasonably practicable due to actions taken or limitations imposed by the Fund.

DOLLAR COST AVERAGING PROGRAM

     WHAT IS IT?

The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select.

If you choose the Asset Allocation Program or the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

     PARTICIPATING IN THE DCA PROGRAM

You can choose the DCA Program any time before the annuity date. To choose the DCA Program, we must receive a written request from you. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in writing. Once you reach the annuity date, you may no longer use this program.

     MINIMUM AMOUNTS

To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount. We determine the amount required by multiplying the specified length of your DCA Program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue the program.

     WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers. We will make the first DCA transfer on the selected date following the later of 14 days after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract.

ASSET ALLOCATION PROGRAM

Under the Asset Allocation Program, we will allocate your premiums and rebalance your contract value quarterly according to an asset allocation model you select based on your investment goals and risk tolerance. There are currently five asset allocation models to choose from:

    - Capital Preservation

    - Current Income

    - Income and Growth

    - Long-Term Growth

    - Aggressive Growth

Each model identifies specific subaccounts and the percentage of premium or contract value which should be allocated to each of those subaccounts. We may periodically adjust the composition of each model. Any adjustments become effective at the end of the calendar quarter.

The asset allocation models are not recommendations, have not been designed with your specific financial circumstances in mind, and may not be appropriate for any particular individual. There may be other allocations that would be more appropriate to satisfy your needs and goals.

After you elect the Asset Allocation Program, we allocate your premium in accordance with your selected model. On the last business day of each calendar quarter, we automatically reallocate your contract value to maintain the subaccounts and percentages for your selected model.

We perform this periodic rebalancing to take account of:

    - increases and decreases in contract value in each subaccount due to subaccount performance,

    - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums, and

    - any adjustments we make to your selected model.

Asset allocation can be elected at issue or at any time subsequent. To elect the Asset Allocation Program, we must receive a written request from you. If you elect the Asset Allocation Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with your selected model. The asset allocation model that you select under the program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your selected model at any time. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.

We reserve the right to make changes to this program at any time. If you choose the Rebalancing Program or the DCA Program, you cannot use the Asset Allocation Program.

REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

After you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. On the last business day of each calendar quarter, we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected.

We perform this periodic rebalancing to take account of:

    - increases and decreases in contract value in each subaccount due to subaccount performance, and

    - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums.

The Rebalancing Program can be elected at issue or at any time subsequent. To elect the Rebalancing Program, we must receive a written request from you. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot use the Rebalancing Program.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE

Before the annuity date, you may make lump-sum withdrawals from the Contract up to six times per contract year. In addition, you may make systematic withdrawals, discussed below. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See "Federal Income Taxes".)

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center. You may withdraw money by telephone, once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account. We will consider telephone withdrawal requests received after 4:00 p.m. (ET) to be received the following business day.

     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $5,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

     SYSTEMATIC WITHDRAWAL PROGRAM

You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually or annually. Each withdrawal must be for at least $100 and the remaining contract value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. These systematic withdrawals are in addition to the six lump-sum withdrawals permitted each year under the Contract. We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time.

     SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus the contract fee, if applicable, and minus any applicable charge for premium taxes. (See "Charges and Deductions".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

   (a) the New York Stock Exchange is closed;

   (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

   (c) the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Account or to determine the value of the Account's assets;

   (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

   (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. We are not responsible for the validity of such a request.

If you change the owner or annuitant on a nonqualified Contract, the new owner or annuitant must be less than 90 years old. For qualified Contracts, if you change the owner or annuitant, the new owner or annuitant must be less than 70 1/2 years old.

DEATH BENEFIT

     GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit to the beneficiary if you die before the annuity date. (If an owner is a non-natural person, then the death of the annuitant will be treated as the death of the owner.)

We will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, federal tax law generally requires us to distribute the entire contract value within five years of the date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified copy of the death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum.

Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.

Death benefit proceeds are taxable. (See "Federal Income Taxes -- Taxation of Death Benefit Porceeds".)

     SPOUSAL CONTINUATION

If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract if you die before the annuity date. Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we determine the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. Your interest in each subaccount will be increased by the ratio of your contract value in each subaccount to your contract value.

     CALCULATION OF DEATH BENEFIT

If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 80 or over on the contract date, the death benefit is the greater of:

(i)   the premiums paid                                   For this formula, each "adjusted"
      into the Contract                                   withdrawal equals the amount
      less "adjusted"                                     withdrawn multiplied by (a)
      withdrawals from                                     DIVIDED BY (b) where:
      the Contract; or                                    a = premiums paid into the Contract
                                                          less previous
                                                          "adjusted" withdrawals; and
(ii)  the contract value.                                 b =  the contract value. Both (a) and (b) are
                                                          calculated immediately prior to the
                                                          withdrawal.

If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are under age 80 on the contract date, the death benefit is the greatest of:

(i)   the premiums paid into                              For this formula, each "adjusted"
      the Contract less                                   withdrawal equals the amount
      "adjusted" withdrawals                              withdrawn multiplied by the greater
      from the Contract;                                  of (a) or (b)  DIVIDED BY (c) where:
(ii)  the contract value; or                              a = premiums paid into the Contract
                                                          less previous "adjusted"
                                                          withdrawals;
(iii) the Maximum Anniversary Value.                      b = the Maximum Anniversary Value; and
                                                          c = the contract value.
                                                          Values for (a), (b), and (c) are
                                                          calculated immediately prior to the
                                                          withdrawal.

     MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is equal to the greatest anniversary value for the Contract. An anniversary value is equal to the contract value on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since that anniversary. "Adjusted" withdrawals are calculated according to the formula that appears immediately above this section.

To determine the Maximum Anniversary Value, we will calculate an anniversary value for each contract anniversary through the earlier of your attained age 80 or the anniversary on or prior to your date of death. If the contract has co-owners, we will calculate the anniversary value through the earlier of the older owner's attained age 80 or the anniversary on or prior to any owner's date of death if a death benefit is payable. If an owner is a non-natural person, then the annuitant's age, rather than the owner's, will be used.

We will calculate the Maximum Anniversary Value based on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by "adjusted" withdrawals since that anniversary.

FOR AN EXAMPLE OF THE CALCULATION OF DEATH BENEFIT, SEE APPENDIX A.

ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for non-qualified Contracts is the annuitant's 90th birthday. The annuity date for IRA or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date.

Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10

Years annuity option when the contract owner reaches age 90 (age 70 1/2 for an IRA Contract or tax-sheltered annuity). You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to IRA contract owners to comply with the Internal Revenue Code or regulations under it.

We determine the dollar amount of annuity payments by applying your contract value on the annuity date to our then current annuity purchase rates less any applicable premium tax. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex (where permitted) at the time payments begin, and will assume interest of not less than 3% per year. The rates will never be less than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with 6% annual interest charges. Likewise, if we underpaid any amount as the result of a misstatement, we correct it with the next payment made with 6% annual interest credited.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $50 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $50 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your contract value does not vary with the performance of the Account. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. If you or the annuitant dies while guaranteed payments remain unpaid, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

             Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited of at least 3%. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant dies before the guaranteed period ends, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies while guaranteed amounts remain unpaid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed amount in a lump sum.

     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual

-------------

* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

payment will be equal to the remaining contract value on January 1, divided by the applicable current life expectancy, as defined by Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option, but will not be less than 3%. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in states that have adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a NONQUALIFIED contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a QUALIFIED contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The Account, through the subaccounts, intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

     OWNER CONTROL

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer contract accumulation values, have not been explicitly addressed in IRS published rulings. While we believe that the Contracts do not give owners investment control over Account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Account assets supporting the Contract.

     REQUIRED DISTRIBUTIONS

To qualify as an annuity contract under Section 72(s) of the IRC, a non-qualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

The Contract is designed to comply with Section 72(s). We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements.

Other rules regarding required distributions apply to Individual Retirement Annuities.

TAXATION OF ANNUITIES

     IN GENERAL

IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the accumulation over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:

     WITHDRAWALS AND SURRENDERS

When you take a withdrawal from a Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Other rules apply to Individual Retirement Annuities.

If you withdraw your entire contract value, you will be taxed only on the part that exceeds your investment in the Contract.

     ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be paid from a Contract because an owner or annuitant (if an owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

   (1) on or after you reach age 59 1/2;

   (2) after you die (or after the annuitant dies, if an owner isn't an individual);

   (3) after you become disabled; or

   (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax adviser with regard to exceptions from the penalty tax.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating a payee or beneficiary who is not also the owner, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All non-qualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

INDIVIDUAL RETIREMENT ANNUITIES

     TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is available for purchase either as an IRA or through an established IRA custodial account with MLPF&S. An individual may make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income to an IRA. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Contract comports with IRA qualification requirements.

     ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of $2,000 or 100% of adjusted gross income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed $2,000 or 100% of the individual's adjusted gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

TAX SHELTERED ANNUITIES

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, are accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC
Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

   1.  Transfers

   2.  Premium allocation

   3.  Withdrawals, other than full surrenders

   4.  Requests to change the annuity date

   5.  Requests to change the annuity option

   6.  Requests to change the owner, beneficiary, or annuitant

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

VOTING RIGHTS

We own all Fund shares held in the Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

   (1) the election of a Fund's Board of Directors;

   (2) ratification of a Fund's independent accountant;

   (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

   (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

   (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

MLPF&S is the principal underwriter of the Contract. Its principal business address is World Financial Center, 250 Vesey Street, New York, New York 10281. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. MLPF&S is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

Registered representatives (Financial Consultants) of MLPF&S sell the Contract. These Financial Consultants are also licensed through various Merrill Lynch Life Agencies as our insurance agents. Through a distribution agreement we have with MLPF&S and companion sales agreements we have with the Merrill Lynch Life Agencies, Merrill Lynch Life Agencies and/or MLPF&S compensate the Financial Consultants. The maximum commission paid to a Financial Consultant is 0.51% of each premium. In addition, on the annuity date, the Financial Consultant will receive compensation of up to 1.5% of contract value. Financial Consultants may also be paid additional annual compensation of up to 0.51% of contract value. Reduced compensation may be paid on Contracts purchased by our employees or their spouses or dependents. Compensation may be paid in the form of non-cash compensation, subject to applicable regulatory requirements.

The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to Financial Consultants is 1.85% of each premium and up to
 .85% of contract value. In addition, the maximum commission we will pay to the applicable insurance agency on the annuity date is 2.40% of contract value.

MLPF&S may arrange for sales of the Contract by other broker-dealers. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Consultants.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance

Department, in conjunction with the National Association of Insurance Commissions, conducts a full examination of our operations periodically.

STATE VARIATIONS

Any state variations in the Contracts are covered in a special policy form for use in that state. This prospectus provides a general description of the Contract. Your actual policy and any endorsements are the controlling documents. If you would like to review a copy of the policy and endorsements, contact our Service Center.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

EXPERTS

Deloitte & Touche LLP, independent auditors, have audited our financial statements as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999. They've also audited the financial statements of the Account as of December 31, 1999 and for the periods presented in the Statement of Additional Information. We include these financial statements in reliance upon the reports of Deloitte & Touche LLP given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1420.

LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our Senior Vice President and General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  Principal Underwriter
  Financial Statements
  Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

                                      APPENDIX A

      Example: Assume that you are under age 80 at issue. You pay an initial premium of $100,000 on June 1, 2000 and a subsequent premium of $10,000 on December 1, 2001. You also make a withdrawal of $50,000 on January 1, 2002. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV"), are illustrated below. This example assumes hypothetical positive and negative investment performance of the Account, as indicated, to demonstrate the calculation of the death benefit value. There is, of course, no assurance that the Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "DEATH BENEFIT."

                                                                                                  (A)            (B)
                                                                        --------------------   ----------   -------------
                                                                            TRANSACTIONS         PREMS
                                                                        --------------------   LESS ADJ.     MAX ANNIV.
DATE                                                                     PREM.      WITHDR.     WITHDRS.     VALUE (MAV)
----------------------------------------------------------------------  --------   ---------   ----------   -------------
06/01/00  THE CONTRACT IS ISSUED                                        100,000                 100,000              0
          MAV is $0 until first contract anniversary
06/01/01  FIRST CONTRACT ANNIVERSARY                                                            100,000        110,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 6/1/2001 = Contract value on 6/1/2001
          = $110,000
          MAV = greatest of anniversary values = $110,000
12/01/01  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                       10,000                 110,000        120,000
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 6/1/2001 = Contract value on 6/1/2001
          + premiums added since that anniversary = $110,000 + $10,000
          = $120,000
          MAV = greatest of anniversary values = $120,000
01/01/02  OWNER TAKES A $50,000 WITHDRAWAL                                           50,000      50,000         60,000
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 6/1/2001 = contract value on 6/1/2001
          + premiums added - adjusted withdrawals since that
          anniversary = $110,000 + $10,000 - $60,000 = $60,000
          Adjusted withdrawal = withdrawal X maximum (MAV, prems -
          adj. withdrs.)
                                             -------------------------
                                 contract value
                 = $50,000 x maximum (120,000, 110,000)/100,000
                     = $50,000 x 120,000/100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
06/01/02  SECOND CONTRACT ANNIVERSARY                                                            50,000         60,000
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 6/1/2001 = $60,000
          Anniversary value for 6/1/2002 = contract value on 6/1/2002
          = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
06/01/03  THIRD CONTRACT ANNIVERSARY                                                             50,000         65,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 6/1/2001 = $60,000
          Anniversary value for 6/1/2002 = contract value on 6/1/2002
          = $55,000
          Anniversary value for 6/1/2003 = contract value on 6/1/2003
          = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000

              (C)
          ------------   --------------------------------

            CONTRACT
DATE         VALUE                DEATH BENEFIT
--------  ------------   --------------------------------
06/01/00    100,000      100,000 maximum of (A), (B), (C)
06/01/01    110,000      110,000 maximum of (A), (B), (C)
12/01/01    114,000      120,000 maximum of (A), (B), (C)
01/01/02     50,000       60,000 maximum of (A), (B), (C)
                                             -------------------------
06/01/02     55,000       60,000 maximum of (A), (B), (C)
06/01/03     65,000       65,000 maximum of (A), (B), (C)

STATEMENT OF ADDITIONAL INFORMATION
APRIL 3, 2000

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                        SERVICE CENTER: P.O. BOX 44222,
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST,
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.

This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated April 3, 2000, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
OTHER INFORMATION...........................................       3
Principal Underwriter.......................................       3
Financial Statements........................................       3
Administrative Services Arrangements........................       3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................       3
Money Market Yields.........................................       3
Other Subaccount Yields.....................................       4
Total Returns...............................................       5

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................     S-1

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................     G-1

                               OTHER INFORMATION

PRINCIPAL UNDERWRITER

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Merrill Lynch Life, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of Merrill Lynch Life Variable Annuity Separate Account A (the "Account") under the Investment Company Act of 1940. The offering is continuous. MLPF&S has not received any payments or commissions in connection with the sale of the Contracts in the past three years.

FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. No amounts paid pursuant to this agreement in the past three years were attributable to the Contracts.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Domestic Money Market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average per unit contract fee to be 0.00%. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) x (365/7)

Where:

NCF    =   the net change in the value of the Fund (exclusive of
           realized gains and losses on the sale of securities and
           unrealized appreciation and depreciation) for the 7-day
           period attributable to a hypothetical account having a
           balance of 1 unit.

ES     =   per unit expenses for the hypothetical account for the 7-day period.

UV     =   the unit value on the first day of the 7-day period.

The current yield for the Domestic Money Market Subaccount for the 7-day period ended December 31, 1999 was 3.83%.

Merrill Lynch Life also may quote the effective yield of the Domestic Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

       Effective Yield = (1 + ((NCF - ES)/UV))TO THE POWER OF (365/7) - 1

Where:

NCF    =   the net change in the value of the Fund (exclusive of
           realized gains and losses on the sale of securities and
           unrealized appreciation and depreciation) for the 7-day
           period attributable to a hypothetical account having a
           balance of 1 unit.

ES     =   per unit expenses of the hypothetical account for the 7-day period.

UV     =   the unit value for the first day of the 7-day period.

The effective yield for the Domestic Money Market Subaccount for the 7-day period ended December 31, 1999 was 3.91%.

Because of the charges and deductions imposed under the Contract, the yield for the Domestic Money Market Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Domestic Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Domestic Money Market Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Domestic Money Market Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The 30-day or one-month yield is calculated according to the following formula:

        Yield = 2 x ((((NI - ES)/(U x UV)) + 1)TO THE POWER OF (6) - 1)

Where:

NI     =   net investment income of the Fund for the 30-day or
           one-month period attributable to the subaccount's units.

ES     =   expenses of the subaccount for the 30-day or one-month
           period.

U      =   the average number of units outstanding.

UV     =   the unit value at the close of the last day in the 30-day or one-month

Currently, Merrill Lynch Life may quote yields on bond subaccounts. The yield for the Government Bond Subaccount for the 30-day period ended December 31, 1999 was 4.44%. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.

    For the year ended December 31, 1999, average annual total returns were:

                                                                                  SINCE
NAME OF SUBACCOUNT (INCEPTION DATE)                 1 YEAR         5 YEAR       INCEPTION
-----------------------------------             ---------------   --------   ---------------
ML Basic Value Focus Fund(7/1/93)                         19.21%    17.47%             14.76%
ML Domestic Money Market Fund (2/21/92)                    3.19%     3.55%              2.96%
ML Fundamental Growth Focus Fund (4/3/00)                   n/a       n/a                n/a
ML Government Bond Fund (5/16/94)                         -3.35%     4.87%              4.42%
ML Index 500 Fund (12/18/96)                              18.60%      n/a              25.22
AIM V.I. International Equity Fund (4/3/00)                 n/a       n/a                n/a
AIM V.I. Value Fund (12/18/96)                            27.85%      n/a              27.26%
Alliance Growth and Income Portfolio (4/3/00)               n/a       n/a                n/a
Alliance Premier Growth Portfolio (12/18/96)              30.22%      n/a              35.17%
MFS Emerging Growth Series (12/18/96)                     73.92%      n/a              38.84%
MFS Growth With Income Series (4/3/00)                      n/a       n/a                n/a
Hotchkis and Wiley International VIP Portfolio
  (6/10/98)                                               19.78%      n/a               8.36%
Davis Value Portfolio (4/3/00)                              n/a       n/a                n/a
Delaware Trend Series (4/3/00)                              n/a       n/a                n/a
PIMCO Total Return Bond Portfolio (4/3/00)                  n/a       n/a                n/a
Seligman Small-Cap Value Portfolio (4/3/00)                 n/a       n/a                n/a
Van Kampen Emerging Growth Portfolio (4/3/00)               n/a       n/a                n/a

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. The Contract does not impose any surrender charge.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:

FUND                                                   COMMENCED OPERATIONS
----                                                   --------------------
ML Basic Value Focus Fund                              July 1, 1993
ML Domestic Money Market Fund                          February 21, 1992
ML Fundamental Growth Focus Fund                       March 28, 2000
ML Government Bond Fund                                May 16, 1994
ML Index 500 Fund                                      December 13, 1996
AIM V.I. International Equity Fund                     May 5, 1993
AIM V.I. Value Fund                                    May 5, 1993
Alliance Growth and Income Portfolio                   January 14, 1991
Alliance Premier Growth Portfolio                      June 26, 1992
MFS Emerging Growth Series                             July 24, 1995
MFS Growth With Income Series                          October 9, 1995
Hotchkis and Wiley International VIP Portfolio         June 10, 1998
Davis Value Portfolio                                  July 1, 1999
Delaware Trend Series                                  December 27, 1993
PIMCO Total Return Bond Portfolio                      December 31, 1997
Seligman Small-Cap Value Portfolio                     May 1, 1998
Van Kampen Emerging Growth Portfolio                   July 3, 1995

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation (although the Contract does not impose a surrender charge). For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The average annual total return is then calculated according to the following formula:

                    TR = ((ERV/P)TO THE POWER OF (1/N)) - 1

Where:

TR     =   the average annual total return net of subaccount recurring charges (such as the asset- based insurance charge and
           contract fee).

ERV    =   the ending redeemable value at the end of the period of the hypothetical account with an initial payment of $1,000.

P      =   a hypothetical initial payment of $1,000.

N      =   the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of each of the divisions of Merrill Lynch Life Variable Annuity Separate Account A, comprised of divisions investing in the Domestic Money Market Fund, Prime Bond Fund, High Current Income Fund, Quality Equity Fund, Special Value Focus Fund, American Balanced Fund, Natural Resources Focus Fund, Global Strategy Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, Global Bond Focus Fund, Basic Value Focus Fund, Government Bond Fund, Developing Capital Markets Focus Fund, Index 500 Fund, Global Growth Focus Fund, Capital Focus Fund, International VIP Portfolio, Mercury V.I. U.S. Large Cap Fund (commencement of operations June 18, 1999), 1999 ML Select Ten V.I. Trust (commencement of operations April 29, 1999), 1998 ML Select Ten V.I. Trust (commencement of operations May 1, 1998 through April 30, 1999), Quasar Portfolio, Premier Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, AIM V.I. Value Fund, and the AIM Capital Appreciation Fund (collectively, the "Divisions") as of December 31, 1999 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion of these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Divisions as of December 31, 1999 and the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.




February 14, 2000

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic                                    High
                                                                            Money                Prime               Current
                                                                            Market                Bond                Income
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market Fund, 425,518 shares
      (Cost $425,518)                                               $           425,518  $                    $
    Prime Bond Fund, 43,432 shares
      (Cost $516,192)                                                                                483,829
    High Current Income Fund, 46,831 shares
      (Cost $512,167)                                                                                                     449,107
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                              425,518              483,829              449,107

Liabilities
  Due to Merrill Lynch Life Insurance Company                                       126                  139                  124
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $           425,392  $           483,690  $           448,983
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                            425,392              483,690              448,983
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           425,392  $           483,690  $           448,983
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 33,182               32,859               26,536
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             12.82  $             14.72  $             16.92
                                                                    ==================== ==================== ====================

See notes to financial statements



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                Special
                                                                           Quality               Value               American
                                                                            Equity               Focus               Balanced
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================


Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Quality Equity Fund, 20,807 shares
      (Cost $654,000)                                               $           830,840  $                    $
    Special Value Focus Fund, 19,840 shares
      (Cost $444,587)                                                                                463,266
    American Balanced Fund, 9,850 shares
      (Cost $140,103)                                                                                                     145,780
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                              830,840              463,266              145,780

Liabilities
  Due to Merrill Lynch Life Insurance Company                                       245                  136                   43
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $           830,595  $           463,130  $           145,737
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           830,595  $           463,130  $           145,737
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           830,595  $           463,130  $           145,737
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 28,750               22,647                7,254
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             28.89  $             20.45  $             20.09
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
===============================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global               Global
                                                                          Resources             Strategy             Utility
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Natural Resources Focus Fund, 1,411 shares
      (Cost $15,724)                                                $            13,379  $                    $
    Global Strategy Focus Fund, 45,700 shares
      (Cost $581,943)                                                                                645,739
    Global Utility Focus Fund, 6,701 shares
      (Cost $78,998)                                                                                                      112,910
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                               13,379              645,739              112,910

Liabilities
  Due to Merrill Lynch Life Insurance Company                                         4                  190                   33
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $            13,375  $           645,549  $           112,877
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            13,375  $           645,549  $           112,877
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            13,375  $           645,549  $           112,877
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                  1,055               31,676                5,103
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             12.68  $             20.38  $             22.12
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
===============================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    International Equity Focus Fund, 11,633 shares
      (Cost $130,509)                                               $           162,739  $                    $
    Global Bond Focus Fund, 4,855 shares
      (Cost $46,360)                                                                                  41,654
    Basic Value Focus Fund, 59,313 shares
      (Cost $799,959)                                                                                                     806,653
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                              162,739               41,654              806,653

Liabilities
  Due to Merrill Lynch Life Insurance Company                                        48                   12                  239
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $           162,691  $            41,642  $           806,414
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           162,691  $            41,642  $           806,414
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           162,691  $            41,642  $           806,414
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 10,055                3,372               32,438
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             16.18  $             12.35  $             24.86
                                                                    ==================== ==================== ====================

See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
===============================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Developing
                                                                          Government        Capital Markets           Index
                                                                             Bond                Focus                 500
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Government Bond Fund, 33,692 shares
      (Cost $355,555)                                               $           337,926  $                    $
    Developing Capital Markets Focus Fund, 8,281 shares
      (Cost $79,637)                                                                                  85,627
    Index 500 Fund, 24,413 shares
      (Cost $370,878)                                                                                                     457,239
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                              337,926               85,627              457,239

Liabilities
  Due to Merrill Lynch Life Insurance Company                                       101                   25                  135
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $           337,825  $            85,602  $           457,104
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           337,825  $            85,602  $           457,104
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           337,825  $            85,602  $           457,104
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 26,087                8,168               22,901
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             12.95  $             10.48  $             19.96
                                                                    ==================== ==================== ====================

See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global
                                                                            Growth              Capital           International
                                                                            Focus                Focus                 VIP
                                                                             Fund                 Fund              Portfolio
(In thousands, except unit values)                                  ==================== ==================== ====================

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Global Growth Focus Fund, 11,094 shares
      (Cost $123,661)                                               $           163,968  $                    $
    Capital Focus Fund, 3,093 shares
      (Cost $29,989)                                                                                  31,451

  Investments in Hotchkis & Wiley Variable Trust (Note 1):
    International VIP Portfolio, 22,429 shares
      (Cost $223,508)                                                                                                     258,378
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                              163,968               31,451              258,378

Liabilities
  Due to Merrill Lynch Life Insurance Company                                        48                   10                   76
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $           163,920  $            31,441  $           258,302
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           163,920  $            30,886  $           258,302
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                  555                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           163,920  $            31,441  $           258,302
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 11,159                2,999               22,678
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             14.69  $             10.30  $             11.39
                                                                    ==================== ==================== ====================

See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury
                                                                          V.I. U.S.             1999 ML
                                                                          Large Cap            Select Ten             Quasar
                                                                             Fund              V.I. Trust           Portfolio
(In thousands, except unit values)                                 ==================== ==================== ====================

Assets
  Investments in Mercury Asset Management V.I. Funds, Inc. (Note 1):
    Mercury V.I. U.S. Large Cap Fund, 1,482 shares
      (Cost $15,586)                                                $            17,821  $                    $

  Investments in Defined Asset Funds, Equity Investor Fund (Note 1):
    1999 ML Select Ten V.I. Trust, 64,601 shares
      (Cost $70,384)                                                                                  60,595

  Investments in Alliance Variable Products Series Fund, Inc (Note 1):
    Quasar Portfolio, 5,912 shares
      (Cost $67,387)                                                                                                       76,852
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                               17,821               60,595               76,852

Liabilities
  Due to Merrill Lynch Life Insurance Company                                         3                   18                   23
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $            17,818  $            60,577  $            76,829
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            11,771  $            60,577  $            76,829
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                    6,047                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            17,818  $            60,577  $            76,829
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                    983                6,451                7,761
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             11.98  $              9.39  $              9.90
                                                                    ==================== ==================== ====================

See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                  MFS
                                                                           Premier              Emerging               MFS
                                                                            Growth               Growth              Research
                                                                          Portfolio              Series               Series
(In thousands, except unit values)                                  ==================== ==================== ====================

Assets
  Investments in Alliance Variable Products Series Fund, Inc (Note 1):
    Premier Growth Portfolio, 26,506 shares
      (Cost $691,335)                                               $         1,072,154  $                    $

  Investments in MFS Variable Insurance Trust (Note 1):
    MFS Emerging Growth Series, 12,775 shares
      (Cost $235,608)                                                                                484,688
    MFS Research Series, 13,089 shares
      (Cost $215,319)                                                                                                     305,507
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                            1,072,154              484,688              305,507

Liabilities
  Due to Merrill Lynch Life Insurance Company                                       317                  142                   90
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $         1,071,837  $           484,546  $           305,417
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $         1,071,837  $           484,546  $           305,417
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $         1,071,837  $           484,546  $           305,417
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 42,584               17,749               17,139
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             25.17  $             27.30  $             17.82
                                                                    ==================== ==================== ====================

See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                              Divisions Investing In
                                                                    =========================================
                                                                                                  AIM
                                                                             AIM              V.I. Capital
                                                                          V.I. Value          Appreciation
                                                                             Fund                 Fund
(In thousands, except unit values)                                  ==================== ====================

Assets
  Investments in AIM Variable Insurance Funds, Inc. (Note 1):
    AIM V.I. Value Fund, 16,276 shares
      (Cost $402,394)                                               $           545,258  $
    AIM V.I. Capital Appreciation Fund, 4,496 shares
      (Cost $105,696)                                                                                159,968
                                                                    -------------------- --------------------
      Total Assets                                                              545,258              159,968

Liabilities
  Due to Merrill Lynch Life Insurance Company                                       162                   47
                                                                    -------------------- --------------------
Net Assets                                                          $           545,096  $           159,921
                                                                    ==================== ====================

Net Assets
  Accumulation Units                                                $           545,096  $           159,921
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0
                                                                    -------------------- --------------------
      Total Net Assets                                              $           545,096  $           159,921
                                                                    ==================== ====================

      Units Outstanding (Note 7)                                                 26,007                8,479
                                                                    ==================== ====================

      Unit Value                                                    $             20.96  $             18.86
                                                                    ==================== ====================

See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic                                    High
                                                                            Money                Prime               Current
                                                                            Market                Bond                Income
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            19,316  $            35,945  $            50,612
 Mortality and Expense Charges (Note 3)                                          (5,095)              (6,350)              (5,742)
 Administrative Charges (Note 3)                                                   (408)                (508)                (459)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   13,813               29,087               44,411
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0               (5,582)             (15,450)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0              (42,613)              (8,706)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0              (48,195)             (24,156)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       13,813              (19,108)              20,255
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         977,544                4,318                6,512
 Contract Owner Withdrawals                                                    (136,408)             (44,161)             (36,245)
 Net Transfers In (Out) (Note 4)                                               (806,760)              18,277              (11,325)
 Contract Maintenance Charges (Note 3)                                              (62)                (119)                (130)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          34,314              (21,685)             (41,188)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          48,127              (40,793)             (20,933)
Net Assets Beginning of Period                                                  377,265              524,483              469,916
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           425,392  $           483,690  $           448,983
                                                                    ==================== ==================== ====================

See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                Special
                                                                           Quality               Value               American
                                                                            Equity               Focus               Balanced
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $           167,734  $            52,283  $            30,545
 Mortality and Expense Charges (Note 3)                                          (9,273)              (4,794)              (1,894)
 Administrative Charges (Note 3)                                                   (742)                (383)                (151)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                  157,719               47,106               28,500
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            30,501               (3,647)               3,154
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  9,963               69,787              (21,359)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 40,464               66,140              (18,205)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      198,183              113,246               10,295
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           5,883                2,906                    0
 Contract Owner Withdrawals                                                     (69,769)             (26,431)             (13,176)
 Net Transfers In (Out) (Note 4)                                                (52,399)             (17,171)             (16,375)
 Contract Maintenance Charges (Note 3)                                             (202)                (108)                 (48)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (116,487)             (40,804)             (29,599)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          81,696               72,442              (19,304)
Net Assets Beginning of Period                                                  748,899              390,688              165,041
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           830,595  $           463,130  $           145,737
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global               Global
                                                                          Resources             Strategy             Utility
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               313  $            84,773  $            15,040
 Mortality and Expense Charges (Note 3)                                            (175)              (7,755)              (1,412)
 Administrative Charges (Note 3)                                                    (14)                (620)                (113)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      124               76,398               13,515
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,198)              14,199                9,554
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,175               20,188              (11,924)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,977               34,387               (2,370)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,101              110,785               11,145
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                4,253                    0
 Contract Owner Withdrawals                                                      (1,302)             (50,617)              (9,999)
 Net Transfers In (Out) (Note 4)                                                 (2,733)            (105,406)             (14,750)
 Contract Maintenance Charges (Note 3)                                               (5)                (215)                 (31)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,040)            (151,985)             (24,780)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (939)             (41,200)             (13,635)
Net Assets Beginning of Period                                                   14,314              686,749              126,512
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $            13,375  $           645,549  $           112,877
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             7,966  $             2,889  $           163,744
 Mortality and Expense Charges (Note 3)                                          (1,865)                (627)              (8,572)
 Administrative Charges (Note 3)                                                   (149)                 (50)                (686)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    5,952                2,212              154,486
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,717)                (412)               8,015
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 41,536               (6,979)             (53,142)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 39,819               (7,391)             (45,127)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       45,771               (5,179)             109,359
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0               11,021
 Contract Owner Withdrawals                                                     (12,706)              (4,959)             (42,778)
 Net Transfers In (Out) (Note 4)                                                (33,531)              (9,837)             141,750
 Contract Maintenance Charges (Note 3)                                              (57)                 (15)                (177)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (46,294)             (14,811)             109,816
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (523)             (19,990)             219,175
Net Assets Beginning of Period                                                  163,214               61,632              587,239
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           162,691  $            41,642  $           806,414
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Developing
                                                                          Government        Capital Markets           Index
                                                                             Bond                Focus                 500
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            21,411  $             1,710  $            16,272
 Mortality and Expense Charges (Note 3)                                          (4,253)                (778)              (5,264)
 Administrative Charges (Note 3)                                                   (340)                 (62)                (421)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   16,818                  870               10,587
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (3)              (5,016)              39,321
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (27,400)              35,906               22,491
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (27,403)              30,890               61,812
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (10,585)              31,760               72,399
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,843                  959               14,392
 Contract Owner Withdrawals                                                     (24,342)              (3,593)             (19,854)
 Net Transfers In (Out) (Note 4)                                                 45,493                3,201               66,848
 Contract Maintenance Charges (Note 3)                                              (54)                 (19)                 (79)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          23,940                  548               61,307
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          13,355               32,308              133,706
Net Assets Beginning of Period                                                  324,470               53,294              323,398
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           337,825  $            85,602  $           457,104
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global
                                                                            Growth              Capital           International
                                                                            Focus                Focus                 VIP
                                                                             Fund                 Fund              Portfolio
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             2,077  $             1,021  $             1,390
 Mortality and Expense Charges (Note 3)                                          (1,513)                (305)              (2,571)
 Administrative Charges (Note 3)                                                   (121)                 (24)                (206)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      443                  692               (1,387)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             3,667                  217               (7,998)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 38,799                  896               39,960
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 42,466                1,113               31,962
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       42,909                1,805               30,575
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,856                1,809                1,660
 Contract Owner Withdrawals                                                      (5,856)                (745)             (11,889)
 Net Transfers In (Out) (Note 4)                                                111,126               11,852              (28,213)
 Contract Maintenance Charges (Note 3)                                              (21)                  (5)                 (37)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         107,105               12,911              (38,479)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                    (3,290)              (8,750)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         146,724                5,966               (7,904)
Net Assets Beginning of Period                                                   17,196               25,475              266,206
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           163,920  $            31,441  $           258,302
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury
                                                                          V.I. U.S.             1999 ML              1998 ML
                                                                          Large Cap            Select Ten           Select Ten
                                                                             Fund              V.I. Trust           V.I. Trust
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                59  $               768  $               142
 Mortality and Expense Charges (Note 3)                                             (34)                (586)                (123)
 Administrative Charges (Note 3)                                                     (3)                 (47)                 (10)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       22                  135                    9
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                20               (1,684)               3,621
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,219               (9,789)                (700)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,239              (11,473)               2,921
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,261              (11,338)               2,930
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             878                2,626                1,124
 Contract Owner Withdrawals                                                         (90)              (2,278)                (236)
 Net Transfers In (Out) (Note 4)                                                  9,722               71,580              (24,734)
 Contract Maintenance Charges (Note 3)                                                0                   (8)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          10,510               71,920              (23,847)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                     6,047                   (5)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          17,818               60,577              (20,917)
Net Assets Beginning of Period                                                        0                    0               20,917
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $            17,818  $            60,577  $                 0
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                                       MFS
                                                                                                Premier              Emerging
                                                                            Quasar               Growth               Growth
                                                                          Portfolio            Portfolio              Series
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                56  $            11,371  $                 0
 Mortality and Expense Charges (Note 3)                                            (519)             (10,226)              (3,492)
 Administrative Charges (Note 3)                                                    (41)                (818)                (279)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (504)                 327               (3,771)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (234)              35,237                2,757
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  9,879              193,858              198,193
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  9,645              229,095              200,950
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        9,141              229,422              197,179
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,384               21,828                7,855
 Contract Owner Withdrawals                                                      (1,521)             (37,931)             (12,050)
 Net Transfers In (Out) (Note 4)                                                 57,478              233,121               82,702
 Contract Maintenance Charges (Note 3)                                               (7)                (161)                 (60)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          57,334              216,857               78,447
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          66,475              446,279              275,626
Net Assets Beginning of Period                                                   10,354              625,558              208,920
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $            76,829  $         1,071,837  $           484,546
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                                     AIM V.I.
                                                                             MFS                AIM V.I.             Capital
                                                                           Research              Value             Appreciation
                                                                            Series                Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             2,993  $             8,995  $             3,374
 Mortality and Expense Charges (Note 3)                                          (3,085)              (5,229)              (1,386)
 Administrative Charges (Note 3)                                                   (247)                (418)                (111)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (339)               3,348                1,877
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             4,059                9,744                2,019
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 51,107               94,933               42,440
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 55,166              104,677               44,459
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       54,827              108,025               46,336
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           7,367               13,978                3,381
 Contract Owner Withdrawals                                                     (11,018)             (21,606)              (5,263)
 Net Transfers In (Out) (Note 4)                                                 45,757              148,457               19,341
 Contract Maintenance Charges (Note 3)                                              (54)                 (79)                 (26)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          42,052              140,750               17,433
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          96,879              248,775               63,769
Net Assets Beginning of Period                                                  208,538              296,321               96,152
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           305,417  $           545,096  $           159,921
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic                                    High
                                                                            Money                Prime               Current
                                                                            Market                Bond                Income
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            16,161  $            31,271  $            50,689
 Mortality and Expense Charges (Note 3)                                          (3,989)              (6,148)              (6,408)
 Administrative Charges (Note 3)                                                   (319)                (492)                (513)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   11,853               24,631               43,768
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0               (1,410)              (8,728)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                7,222              (59,393)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                5,812              (68,121)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       11,853               30,443              (24,353)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         891,356                5,698                7,990
 Contract Owner Withdrawals                                                     (37,546)             (34,805)             (34,175)
 Net Transfers In (Out) (Note 4)                                               (783,504)              61,038               15,041
 Contract Maintenance Charges (Note 3)                                              (56)                (122)                (143)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          70,250               31,809              (11,287)
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          82,103               62,252              (35,640)
Net Assets Beginning of Period                                                  295,162              462,231              505,556
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           377,265  $           524,483  $           469,916
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                Special
                                                                           Quality               Value               American
                                                                            Equity               Focus               Balanced
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $           107,493  $            97,154  $            19,199
 Mortality and Expense Charges (Note 3)                                          (9,379)              (5,215)              (2,094)
 Administrative Charges (Note 3)                                                   (750)                (417)                (168)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   97,364               91,522               16,937
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            29,271                 (928)               2,921
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (28,226)            (119,246)                (967)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,045             (120,174)               1,954
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       98,409              (28,652)              18,891
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           7,301                4,213                    0
 Contract Owner Withdrawals                                                     (46,903)             (23,159)             (11,546)
 Net Transfers In (Out) (Note 4)                                                (68,149)              18,653              (15,077)
 Contract Maintenance Charges (Note 3)                                             (223)                (132)                 (55)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (107,974)                (425)             (26,678)
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (9,565)             (29,077)              (7,787)
Net Assets Beginning of Period                                                  758,464              419,765              172,828
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           748,899  $           390,688  $           165,041
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global               Global
                                                                          Resources             Strategy             Utility
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             3,760  $           126,486  $             9,038
 Mortality and Expense Charges (Note 3)                                            (238)              (9,206)              (1,520)
 Administrative Charges (Note 3)                                                    (19)                (736)                (122)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    3,503              116,544                7,396
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,144)               4,482                7,074
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (4,481)             (70,282)              10,189
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (6,625)             (65,800)              17,263
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,122)              50,744               24,659
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                7,179                    0
 Contract Owner Withdrawals                                                      (1,537)             (49,358)              (9,128)
 Net Transfers In (Out) (Note 4)                                                 (5,715)             (98,000)             (12,334)
 Contract Maintenance Charges (Note 3)                                               (7)                (267)                 (37)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (7,259)            (140,446)             (21,499)
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (10,381)             (89,702)               3,160
Net Assets Beginning of Period                                                   24,695              776,451              123,352
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $            14,314  $           686,749  $           126,512
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            31,424  $             3,799  $            84,619
 Mortality and Expense Charges (Note 3)                                          (3,432)                (809)              (7,457)
 Administrative Charges (Note 3)                                                   (275)                 (65)                (597)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   27,717                2,925               76,565
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (8,147)                (685)              12,750
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  8,114                4,544              (48,970)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (33)               3,859              (36,220)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       27,684                6,784               40,345
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,406                  378               12,716
 Contract Owner Withdrawals                                                     (15,579)              (4,951)             (29,836)
 Net Transfers In (Out) (Note 4)                                               (227,630)             (10,084)              29,987
 Contract Maintenance Charges (Note 3)                                              (92)                 (19)                (172)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (241,895)             (14,676)              12,695
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (214,211)              (7,892)              53,040
Net Assets Beginning of Period                                                  377,425               69,524              534,199
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           163,214  $            61,632  $           587,239
                                                                    ==================== ==================== ====================

(/Table>
See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================


                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Developing
                                                                          Government        Capital Markets           Index
                                                                             Bond                Focus                 500
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            12,677  $             1,485  $            11,214
 Mortality and Expense Charges (Note 3)                                          (2,798)              (1,193)              (3,333)
 Administrative Charges (Note 3)                                                   (224)                 (95)                (267)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    9,655                  197                7,614
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               498              (18,237)              11,102
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,897              (19,779)              40,479
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  5,395              (38,016)              51,581
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       15,050              (37,819)              59,195
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           4,989                1,191               10,033
 Contract Owner Withdrawals                                                     (10,790)              (4,286)              (9,963)
 Net Transfers In (Out) (Note 4)                                                148,353              (25,327)              85,628
 Contract Maintenance Charges (Note 3)                                              (37)                 (30)                 (53)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         142,515              (28,452)              85,645
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         157,565              (66,271)             144,840
Net Assets Beginning of Period                                                  166,905              119,565              178,558
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           324,470  $            53,294  $           323,398
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global
                                                                            Growth              Capital           International
                                                                            Focus                Focus                 VIP
                                                                             Fund                 Fund              Portfolio
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                 0  $                 0  $             1,091
 Mortality and Expense Charges (Note 3)                                             (56)                 (64)              (1,588)
 Administrative Charges (Note 3)                                                     (5)                  (5)                (127)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (61)                 (69)                (624)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (3)                 (30)                (224)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,262                  782               (5,089)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,259                  752               (5,313)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,198                  683               (5,937)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             687                1,568                  639
 Contract Owner Withdrawals                                                        (102)                (191)              (4,618)
 Net Transfers In (Out) (Note 4)                                                 12,168               14,632              276,146
 Contract Maintenance Charges (Note 3)                                               (1)                  (1)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          12,752               16,008              272,143
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                     3,246                8,784                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          17,196               25,475              266,206
Net Assets Beginning of Period                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $            17,196  $            25,475  $           266,206
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                           1998 ML                                   Premier
                                                                          Select Ten             Quasar               Growth
                                                                          V.I. Trust           Portfolio            Portfolio
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               119  $               106  $               386
 Mortality and Expense Charges (Note 3)                                             (73)                 (44)              (5,069)
 Administrative Charges (Note 3)                                                     (6)                  (3)                (406)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       40                   59               (5,089)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                 (209)               1,828
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    700                 (414)             163,301
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    700                 (623)             165,129
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          740                 (564)             160,040
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,425                  745               15,718
 Contract Owner Withdrawals                                                         (42)                 (72)             (13,936)
 Net Transfers In (Out) (Note 4)                                                 18,796               10,246              230,581
 Contract Maintenance Charges (Note 3)                                               (2)                  (1)                 (86)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          20,177               10,918              232,277
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          20,917               10,354              392,317
Net Assets Beginning of Period                                                        0                    0              233,241
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $            20,917  $            10,354  $           625,558
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                             MFS
                                                                           Emerging               MFS                AIM V.I.
                                                                            Growth              Research              Value
                                                                            Series               Series                Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             1,213  $             3,414  $            13,521
 Mortality and Expense Charges (Note 3)                                          (1,883)              (2,039)              (2,363)
 Administrative Charges (Note 3)                                                   (151)                (163)                (189)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (821)               1,212               10,969
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               485                2,819                  273
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 44,127               28,946               42,994
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 44,612               31,765               43,267
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       43,791               32,977               54,236
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           5,523                6,243                8,264
 Contract Owner Withdrawals                                                      (4,599)              (6,902)              (6,929)
 Net Transfers In (Out) (Note 4)                                                 89,495               68,028              138,264
 Contract Maintenance Charges (Note 3)                                              (39)                 (41)                 (43)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          90,380               67,328              139,556
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         134,171              100,305              193,792
Net Assets Beginning of Period                                                   74,749              108,233              102,529
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           208,920  $           208,538  $           296,321
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================

                                                                    Divisions Investing In
                                                                    =====================
                                                                           AIM V.I.
                                                                           Capital
                                                                         Appreciation
                                                                             Fund
(In thousands)                                                      ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             2,566
 Mortality and Expense Charges (Note 3)                                            (960)
 Administrative Charges (Note 3)                                                    (77)
                                                                    --------------------
  Net Investment Income (Loss)                                                    1,529
                                                                    --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,802
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  7,471
                                                                    --------------------
  Net Gain (Loss) on Investments                                                  9,273
                                                                    --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       10,802
                                                                    --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           3,463
 Contract Owner Withdrawals                                                      (2,913)
 Net Transfers In (Out) (Note 4)                                                (16,530)
 Contract Maintenance Charges (Note 3)                                              (20)
                                                                    --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (16,000)
                                                                    --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0
                                                                    --------------------

Total Increase (Decrease) in Net Assets                                          (5,198)
Net Assets Beginning of Period                                                  101,350
                                                                    --------------------
Net Assets End of Period                                            $            96,152
                                                                    ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account A ("Separate Account A"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940 and consists of twenty-six investment divisions. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc.: Seventeen of the investment divisions each invest in the securities of a single mutual fund portfolio of the
      Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is Merrill Lynch Asset Management, L.P. ("MLAM), an indirec t subsidiary of Merrill Lynch & Co. Effective following the close of business on June 5, 1998, the International Equity Focus Fund and Global Bond Focus Fund were closed to allocations of premiums and contract value. Three other investment divisions; Natural Resources Focus Fund, American Balanced Fund and Global Utility Focus Fund have been closed to allocations of premiums and contract value since 1996.
   - Hotchkis & Wiley Variable Trust: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Hotchkis & Wiley Variable Trust ("H&W Trust"). The investment advisor to the fund of the H&W Trust is Hotchkis & Wiley, a division of MLAM.
   - Mercury Asset Management V.I. Funds, Inc.: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Mercury Asset Management V.I. Funds, Inc. ("Mercury Funds"). The investment advisor to the fund of the Mercury Funds is Mercury Asset Management International, Ltd., a division of Merrill Lynch & Co. This investment division commenced operations on June 18, 1999.
   - Defined Asset Funds, Equity Investor Fund: One of the investment divisions invests in the securities of a single unit investment trust of the Equity Investor Fund. Equity Investor Fund is sponsored by Merrill Lynch, Pierce, Fenner & Smith, Incorporated, a wholly owned subsidiary of Merrill Lynch & Co. The unit investment trust of the Equity Investor Fund has annual rollovers that occur on or about May 1 of each year.

   - Alliance Variable Products Series Fund, Inc.: Two investment divisions each invest in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management, L.P.
   - MFS Variable Insurance Trust: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.
   - AIM Variable Insurance Funds, Inc.: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. ("AIM Variable Funds"). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.

   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   Investment transactions are recorded on the trade date.

   The operations of Separate Account A are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account A and deducts daily charges at a rate of 1.25% (on an annual basis) of the net assets of Separate Account A to cover these risks.

   An administration charge of .10% (on an annual basis) is deducted daily from the net asset value of Separate Account A. This charge is made to reimburse Merrill Lynch Life for costs associated with the establishment and administration of Separate Account A.

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   Contract owners may make up to six transfers among the Separate Account A divisions per contract year without charge. Certain transfers from the Equity Investor Fund do not count towards the six transfers. Additional transfers may be permitted at a charge of $25 per transfer.

4. NET TRANSFERS

   Net transfers include transfers between Separate Account A investment divisions, as well as transfers from Separate Account A investment divisions to the Reserve Assets Fund investment division of Merrill Lynch Life Variable Annuity Separate Account B.

5. INVESTMENTS IN SEPARATE ACCOUNT

   The $6.6 million in net assets retained by Merrill Lynch Life in Separate Account A represent an investment by Merrill Lynch Life in certain investment divisions to facilitate the establishment of those investment divisions. Merrill Lynch Life's investment is not subject to charges for mortality and expense risks and may be transferred to Merrill Lynch Life's General Account.

6. UNIT VALUES

   The following is a summary of unit values and units outstanding for variable annuity contracts and the expenses as a percentage of average net assets, excluding expenses of the underlying funds for each of the five years in the period ended December 31, 1999 or lesser time period, if applicable. For all funds excluding the Domestic Money Market Fund the total return calculations represent the one year total return (or from inception to December 31 if less than one year) and do not reflect the contingent deferred sales charge. Total return calculations for the Domestic Money Market Fund represent the effective yield for the seven day period ended December 31.

   Domestic Money Market Fund
   --------------------------                      Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         33,182     $12.82    $425,392      1.35%      4.02%
     1998         30,449      12.39     377,265      1.35       3.41
     1997         24,720      11.94     295,161      1.35       4.05
     1996         22,092      11.50     254,057      1.35       3.76
     1995         25,643      11.09     284,378      1.35       3.89


   Prime Bond Fund
   ---------------                                 Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         32,859     $14.72    $483,690      1.35%     -3.76%
     1998         34,325      15.28     524,483      1.35       6.30
     1997         32,189      14.36     462,231      1.35       7.07
     1996         34,996      13.40     468,950      1.35       0.80
     1995         31,554      13.29     419,350      1.35      18.34


   High Current Income Fund
   ------------------------                        Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         26,536     $16.92    $448,983      1.35%      4.43%
     1998         29,043      16.18     469,916      1.35      -4.48
     1997         29,862      16.93     505,557      1.35       9.40
     1996         24,632      15.46     380,807      1.35       9.57
     1995         23,079      14.08     324,951      1.35      15.62


   Quality Equity Fund
   -------------------                             Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         28,750     $28.89    $830,595      1.35%     29.54%
     1998         33,613      22.28     748,899      1.35      13.92
     1997         38,816      19.54     758,463      1.35      21.92
     1996         42,909      16.01     686,968      1.35      15.77
     1995         39,846      13.77     548,685      1.35      21.29


   Special Value Focus Fund
   ------------------------                        Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         22,647      $20.45   $463,130      1.35%     32.22%
     1998         25,287       15.45    390,688      1.35      -7.85
     1997         25,061       16.75    419,765      1.35      10.11
     1996         26,282       15.20    399,487      1.35       6.56
     1995         21,158       14.25    301,496      1.35      43.80


   American Balanced Fund
   ----------------------                          Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          7,254      $20.09   $145,737       1.35%     7.16%
     1998          8,812       18.73    165,041       1.35     11.93
     1997         10,337       16.72    172,828       1.35     15.42
     1996         12,954       14.47    187,443       1.35      7.95
     1995         13,988       13.37    187,025       1.35     19.29


   Natural Resources Focus Fund
   ----------------------------                    Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          1,055      $12.68   $13,375      1.35%      24.94%
     1998          1,412       10.14    14,314      1.35      -16.52
     1997          2,034       12.14    24,695      1.35      -13.78
     1996          2,972       14.06    41,784      1.35       10.70
     1995          3,137       12.56    39,395      1.35       12.22


   Global Strategy Focus Fund
   --------------------------                      Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         31,676      $20.38   $645,549      1.35%     19.63%
     1998         40,350       17.02    686,749      1.35       7.31
     1997         48,987       15.85    776,452      1.35      10.33
     1996         54,188       14.35    777,595      1.35      11.33
     1995         39,315       12.85    505,203      1.35       9.21


   Global Utility Focus Fund
   -------------------------                       Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          5,103      $22.12   $112,877      1.35%     11.01%
     1998          6,354       19.91    126,512      1.35      22.27
     1997          7,582       16.27    123,352      1.35      24.09
     1996         10,021       13.10    131,272      1.35      10.50
     1995         11,837       11.75    139,087      1.35      23.45


   International Equity Focus Fund
   -------------------------------                 Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         10,055      $16.18   $162,691      1.35%     35.65%
     1998         13,704       11.91    163,214      1.35       6.25
     1997         33,699       11.20    377,426      1.35      -5.93
     1996         26,447       11.90    314,718      1.35       4.49
     1995         21,726       11.31    245,727      1.35       4.54


   Global Bond Focus Fund
   ----------------------                          Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          3,372      $12.35   $ 41,642      1.35%     -9.50%
     1998          4,522       13.63     61,632      1.35      11.00
     1997          5,666       12.27     69,523      1.35       0.48
     1996          7,187       12.20     87,677      1.35       6.21
     1995          6,621       11.45     75,812      1.35      15.28


   Basic Value Focus Fund
   ----------------------                          Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         32,438      $24.86   $806,414      1.35%     19.37%
     1998         28,219       20.81    587,239      1.35       7.87
     1997         27,722       19.27    534,199      1.35      18.89
     1996         28,054       16.19    454,195      1.35      18.05
     1995         20,469       13.60    278,373      1.35      24.62


   Government Bond Fund
   --------------------                            Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         26,087      $12.95   $337,825      1.35%     -3.21%
     1998         24,287       13.36    324,470      1.35       7.20
     1997         13,406       12.45    166,905      1.35       7.32
     1996          7,173       11.59     83,139      1.35       1.40
     1995          3,418       11.42     39,033      1.35      13.15


   Developing Capital Markets Focus Fund
   -------------------------------------           Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          8,168      $10.48   $ 85,602      1.35%     63.14%
     1998          8,301        6.42     53,294      1.35     -30.40
     1997         12,982        9.21    119,564      1.35      -7.88
     1996          7,961        9.99     79,527      1.35       8.14
     1995          4,913        9.16     44,999      1.35      -1.74


   Index 500 Fund
   --------------                                  Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         22,901      $19.96   $457,104      1.35%     18.77%
     1998         19,261       16.79    323,398      1.35      26.43
     1997         13,456       13.27    178,558      1.35      30.91
     1996             33       10.12        334      1.35       1.14


   Global Growth Focus Fund
   ------------------------                        Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         11,159      $14.69   $163,920      1.35%     36.70%
     1998          1,299       10.74     13,950      1.35      13.02


   Capital Focus Fund
   ------------------                              Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
    1999           2,999      $10.30   $30,886       1.35%      6.30%
    1998           1,724        9.68    16,691       1.35      -5.60


   International VIP Portfolio
   ---------------------------                     Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         22,678      $11.39   $258,302      1.35%     19.93%
     1998         28,051        9.49    266,206      1.35      -8.92


   Mercury V.I. U.S. Large Cap Fund
   --------------------------------                Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999            983      $11.98   $11,771       1.35%     39.80%


   1999 ML Select 10 V.I. Trust
   ----------------------------                    Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          6,451      $ 9.39   $60,577       1.35%     -7.34%


   1998 ML Select 10 V.I. Trust
   ----------------------------                    Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1998          2,067      $10.12   $20,917       1.35%     1.90%


   Quasar Portfolio
   ----------------                                Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          7,761      $ 9.90   $76,829       1.35%     15.39%
     1998          1,208        8.57    10,354       1.35     -23.80


   Premier Growth Portfolio
   ------------------------                        Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         42,584      $25.17 $1,071,837      1.35%     30.41%
     1998         32,446       19.28    625,558      1.35      45.84
     1997         17,657       13.21    233,244      1.35      31.95
     1996             15       10.00        146      1.35      -0.08


   MFS Emerging Growth Series
   --------------------------                      Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         17,749      $27.30   $484,546      1.35%     74.17%
     1998         13,341       15.66    208,920      1.35      32.23
     1997          6,319       11.83     74,749      1.35      20.15
     1996             24        9.83        235      1.35      -1.75


   MFS Research Series
   -------------------                             Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         17,139      $17.82   $305,417      1.35%     22.26%
     1998         14,323       14.56    208,538      1.35      21.61
     1997          9,050       11.96    108,233      1.35      18.53
     1996             25       10.08        253      1.35       0.70


   AIM V.I. Value Fund
   -------------------                             Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         26,007      $20.96   $545,096      1.35%     28.03%
     1998         18,124       16.35    296,321      1.35      30.50
     1997          8,189       12.52    102,528      1.35      21.91
     1996             30       10.26        306      1.35       2.49


   AIM V.I. Capital Appreciation Fund
   ----------------------------------              Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          8,479      $18.86   $159,921      1.35%     42.53%
     1998          7,273       13.22     96,152      1.35      17.59
     1997          9,025       11.23    101,349      1.35      11.87
     1996             53       10.03        532      1.35       0.16


7. UNITS ISSUED AND REDEEMED

     Units issued and redeemed by Separate Account A during 1999 and 1998 were as follows:

                                                     Domestic                          High                           Special
                                                       Money           Prime          Current         Quality          Value
                                                      Market           Bond           Income          Equity           Focus
                                                       Fund            Fund            Fund            Fund            Fund
(In thousands)                                    =============== =============== =============== =============== ===============

Outstanding at January 1, 1998                            24,720          32,189          29,862          38,816          25,061
Activity during 1998:
     Issued                                               74,827           6,239           4,841           1,478           3,804
     Redeemed                                            (69,098)         (4,103)         (5,660)         (6,681)         (3,578)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1998                          30,449          34,325          29,043          33,613          25,287
Activity during 1999:
     Issued                                               78,933           3,073           3,049             805           2,304
     Redeemed                                            (76,200)         (4,539)         (5,556)         (5,668)         (4,944)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                          33,182          32,859          26,536          28,750          22,647
                                                  =============== =============== =============== =============== ===============


                                                                      Natural         Global          Global       International
                                                     American        Resources       Strategy         Utility         Equity
                                                     Balanced          Focus           Focus           Focus           Focus
                                                       Fund            Fund            Fund            Fund            Fund
(In thousands)                                    =============== =============== =============== =============== ===============
Outstanding at January 1, 1998                            10,337           2,034          48,987           7,582          33,699
Activity during 1998:
     Issued                                                   27               7           1,032              17           1,773
     Redeemed                                             (1,552)           (629)         (9,669)         (1,245)        (21,768)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1998                           8,812           1,412          40,350           6,354          13,704
Activity during 1999:
     Issued                                                   35               6             535              35              32
     Redeemed                                             (1,593)           (363)         (9,209)         (1,286)         (3,681)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                           7,254           1,055          31,676           5,103          10,055
                                                  =============== =============== =============== =============== ===============

7. UNITS ISSUED AND REDEEMED (continued)

                                                      Global           Basic                        Developing
                                                       Bond            Value        Government    Capital Markets      Index
                                                       Focus           Focus           Bond            Focus           500
                                                       Fund            Fund            Fund            Fund            Fund
(In thousands)                                    =============== =============== =============== =============== ===============

Outstanding at January 1, 1998                             5,666          27,722          13,406          12,982          13,456
Activity during 1998:
     Issued                                                  135           4,570          12,360           1,337          10,293
     Redeemed                                             (1,279)         (4,073)         (1,479)         (6,018)         (4,488)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1998                           4,522          28,219          24,287           8,301          19,261
Activity during 1999:
     Issued                                                   15           7,623           5,195           2,077          11,236
     Redeemed                                             (1,165)         (3,404)         (3,395)         (2,210)         (7,596)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                           3,372          32,438          26,087           8,168          22,901
                                                  =============== =============== =============== =============== ===============


                                                      Global                                          Mercury
                                                      Growth          Capital      International     V.I. U.S         1999 ML
                                                       Focus           Focus            VIP          Large Cap      Select Ten
                                                       Fund            Fund          Portfolio         Fund         V.I. Trust
(In thousands)                                    =============== =============== =============== =============== ===============

Outstanding at January 1, 1998                                 0               0               0               0               0
Activity during 1998:
     Issued                                                1,387           1,808          28,983               0               0
     Redeemed                                                (88)            (84)           (932)              0               0
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1998                           1,299           1,724          28,051               0               0
Activity during 1999:
     Issued                                               14,639           1,587           9,251           1,016           9,873
     Redeemed                                             (4,779)           (312)        (14,624)            (33)         (3,422)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                          11,159           2,999          22,678             983           6,451
                                                  =============== =============== =============== =============== ===============


7. UNITS ISSUED AND REDEEMED (continued)

                                                                                                        MFS
                                                      1998 ML                         Premier        Emerging           MFS
                                                    Select Ten        Quasar          Growth          Growth         Research
                                                    V.I. Trust       Portfolio       Portfolio        Series          Series
(In thousands)                                    =============== =============== =============== =============== ===============

Outstanding at January 1, 1998                                 0               0          17,657           6,319           9,050
Activity during 1998:
     Issued                                                2,082           1,294          16,166           7,643           7,142
     Redeemed                                                (15)            (86)         (1,377)           (621)         (1,869)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1998                           2,067           1,208          32,446          13,341          14,323
Activity during 1999:
     Issued                                                1,445           6,891          15,556           5,519           4,386
     Redeemed                                             (3,512)           (338)         (5,418)         (1,111)         (1,570)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                               0           7,761          42,584          17,749          17,139
                                                  =============== =============== =============== =============== ===============



                                                                      AIM V.I.
                                                     AIM V.I.         Capital
                                                       Value       Appreciation
                                                       Fund            Fund
(In thousands)                                    =============== ===============

Outstanding at January 1, 1998                             8,189           9,025
Activity during 1998:
     Issued                                               10,670           2,327
     Redeemed                                               (735)         (4,079)
                                                  --------------- ---------------

Outstanding at December 31, 1998                          18,124           7,273
Activity during 1999:
     Issued                                               10,538           2,069
     Redeemed                                             (2,655)           (863)
                                                  --------------- ---------------

Outstanding at December 31, 1999                          26,007           8,479
                                                  =============== ===============





INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1999 and 1998, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.





February 28, 2000

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1999 AND 1998
(Dollars in thousands, except common stock par value and shares)

ASSETS                                                                   1999                  1998
------                                                               ------------          ------------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1999 - $2,228,921; 1998 - $2,504,599)            $ 2,138,335           $ 2,543,097
 Equity securities, at estimated fair value
   (cost: 1999 - $214,153; 1998 - $162,710)                              186,575               158,591
 Trading account securities, at estimated fair value                      22,212                17,280
 Real estate held-for-sale                                                20,072                25,960
 Policy loans on insurance contracts                                   1,159,163             1,139,456
                                                                     ------------           -----------
   Total Investments                                                   3,526,357             3,884,384


CASH AND CASH EQUIVALENTS                                                 92,181                95,377
ACCRUED INVESTMENT INCOME                                                 73,167                73,459
DEFERRED POLICY ACQUISITION COSTS                                        475,915               405,640
FEDERAL INCOME TAXES - DEFERRED                                           37,383                 9,403
REINSURANCE RECEIVABLES                                                    4,194                 2,893
AFFILIATED RECEIVABLES - NET                                                 287                     -
RECEIVABLES FROM SECURITIES SOLD                                             566                14,938
OTHER ASSETS                                                              47,437                46,512
SEPARATE ACCOUNTS ASSETS                                              12,860,562            10,571,489
                                                                     ------------          ------------
TOTAL ASSETS                                                         $17,118,049           $15,104,095
                                                                     ============          ============





See accompanying notes to financial statements.



LIABILITIES AND STOCKHOLDER'S EQUITY                                     1999                  1998
------------------------------------                                 ------------          ------------
LIABILITIES:
POLICYHOLDER LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $ 3,587,867           $ 3,816,744
   Claims and claims settlement expenses                                  85,696                63,925
                                                                     ------------          ------------
    Total policyholder liabilities and accruals                        3,673,563             3,880,669

OTHER POLICYHOLDER FUNDS                                                  25,095                20,802
LIABILITY FOR GUARANTY FUND ASSESSMENTS                                   14,889                13,864
FEDERAL INCOME TAXES - CURRENT                                            12,806                15,840
AFFILIATED PAYABLES - NET                                                      -                   822
PAYABLES FOR SECURITIES PURCHASED                                            339                10,541
UNEARNED POLICY CHARGE REVENUE                                            77,663                55,235
OTHER LIABILITIES                                                         25,868                24,273
SEPARATE ACCOUNTS LIABILITIES                                         12,853,960            10,559,459
                                                                     ------------          ------------
    Total Liabilities                                                 16,684,183            14,581,505
                                                                     ------------          ------------
STOCKHOLDER'S EQUITY:
 Common stock ($10 par value; authorized: 1,000,000 shares;
   issued and outstanding: 1999 - 250,000 shares,
   1998 - 200,000 shares)                                                  2,500                 2,000
 Additional paid-in capital                                              347,324               347,324
 Retained earnings                                                       134,127               173,496
 Accumulated other comprehensive loss                                    (50,085)                 (230)
                                                                     ------------          ------------
    Total Stockholder's Equity                                           433,866               522,590
                                                                     ------------          ------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $17,118,049           $15,104,095
                                                                     ============          ============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
REVENUES:
 Investment revenue:
  Net investment income                                              $   253,835          $    272,038           $   308,702
  Net realized investment gains                                            8,875                12,460                13,289
 Policy charge revenue                                                   233,029               197,662               178,933
                                                                     ------------         -------------          ------------
     Total Revenues                                                      495,739               482,160               500,924
                                                                     ------------         -------------          ------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                    175,839               195,676               209,542
 Market value adjustment expense                                           2,400                 5,528                 4,079
 Policy benefits (net of reinsurance recoveries: 1999 - $14,175;
  1998 - $9,761; 1997 - $10,439)                                          32,983                31,891                27,029
 Reinsurance premium ceded                                                21,691                19,972                17,879
 Amortization of deferred policy acquisition costs                        65,607                44,835                72,111
 Insurance expenses and taxes                                             53,377                51,735                49,105
                                                                     ------------          ------------          ------------
     Total Benefits and Expenses                                         351,897               349,637               379,745
                                                                     ------------          ------------          ------------

     Earnings Before Federal Income Tax Provision                        143,842               132,523               121,179

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                  48,846                40,535                52,705
 Deferred                                                                 (1,135)                 (773)              (12,261)
                                                                     ------------          ------------          ------------
     Total Federal Income Tax Provision                                   47,711                39,762                40,444
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    96,131           $    92,761           $    80,735
                                                                     ============          ============          ============




See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    96,131           $    92,761           $    80,735
                                                                     ------------          ------------          ------------
OTHER COMPREHENSIVE INCOME (LOSS):

 Net unrealized gains (losses) on available-for-sale securities:
   Net unrealized holding gains (losses) arising during the period      (143,202)              (31,718)               22,347
   Reclassification adjustment for gains included in net earnings         (8,347)              (15,932)              (12,390)
                                                                     ------------          ------------          ------------
    Net unrealized gains (losses) on investment securities              (151,549)              (47,650)                9,957

   Adjustments for:
     Policyholder liabilities                                             31,959                14,483                10,094
     Deferred policy acquisition costs                                    42,890                 5,129                  (822)
     Deferred federal income taxes                                        26,845                 9,813                (6,730)
                                                                     ------------          ------------          ------------
 Total other comprehensive income (loss), net of tax                     (49,855)              (18,225)               12,499
                                                                     ------------          ------------          ------------
COMPREHENSIVE INCOME                                                 $    46,276           $    74,536           $    93,234
                                                                     ============          ============          ============



See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands, except common stock par value and shares)

                                                                                                   Accumulated
                                                               Additional                             other            Total
                                              Common            paid-in          Retained         comprehensive    stockholder's
                                              stock             capital          earnings         income (loss)       equity
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, JANUARY 1, 1997                    $    2,000        $  402,937        $   79,387        $      5,496     $    489,820

 Dividend to Parent                                              (55,613)          (79,387)                            (135,000)
 Net earnings                                                                       80,735                               80,735
 Other comprehensive income, net of tax                                                                 12,499           12,499
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1997                       2,000           347,624            80,735              17,995          448,054

 Net earnings                                                                       92,761                               92,761
 Other comprehensive loss, net of tax                                                                  (18,225)         (18,225)
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1998                       2,000           347,324           173,496                (230)         522,590

 Stock dividend paid to parent
   ($10 par value, 500 shares)                     500                                (500)                                   -
 Cash dividend paid to parent                                                     (135,000)                            (135,000)
 Net earnings                                                                       96,131                               96,131
 Other comprehensive loss, net of tax                                                                  (49,855)         (49,855)
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1999                  $    2,500        $  347,324        $  134,127        $    (50,085)    $    433,866
                                            ===========       ===========       ===========       =============    =============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
Cash Flows From Operating Activities:
 Net earnings                                                        $    96,131           $    92,761           $    80,735
 Noncash items included in earnings:
   Amortization of deferred policy acquisition costs                      65,607                44,835                72,111
   Capitalization of policy acquisition costs                            (92,992)              (80,241)              (71,577)
   Amortization (accretion) of investments                                (1,649)               (5,350)               (4,672)
   Interest credited to policyholders' account balances                  175,839               195,676               209,542
   Benefit for deferred Federal income tax                                (1,135)                 (773)              (12,261)
 (Increase) decrease in operating assets:
   Trading account securities                                               (154)                 (287)              (14,928)
   Accrued investment income                                                 292                 4,765                 7,962
   Affiliated receivables                                                   (287)                  166                  (166)
   Other                                                                  (2,230)                1,565                (5,470)
 Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                                  21,771                13,351                10,908
   Other policyholder funds                                                4,293                (6,358)                7,740
   Liability for guaranty fund assessments                                 1,025                (1,510)               (3,399)
   Federal income taxes - current                                         (3,034)               (8,598)                3,470
   Affiliated payables                                                      (822)                  822                (6,164)
   Unearned policy charge revenue                                         22,428                23,133                11,269
   Other                                                                   1,595                 1,941                 5,922
 Other operating activities:
   Net realized investment gains (excluding gains on cash and
    cash equivalents)                                                     (8,892)              (12,460)              (13,289)
                                                                     ------------          ------------          ------------
    Net cash and cash equivalents provided by operating activities       277,786               263,438               277,733
                                                                     ------------          ------------          ------------
Cash Flow From Investing Activities:
 Proceeds from (payments for):
  Sales of available-for-sale securities                                 595,836               893,619               846,041
  Maturities of available-for-sale securities                            378,914               451,759               595,745
  Purchases of available-for-sale securities                            (748,436)           (1,028,086)           (1,156,222)
  Mortgage loans principal payments received                                   -                     -                68,864
  Purchases of mortgage loans                                                  -                     -                (5,375)
  Sales of real estate held-for-sale                                      13,282                14,135                 6,060
  Policy loans on insurance contracts                                    (19,707)              (21,317)              (26,068)
  Recapture of investment in separate accounts                            12,267                     -                11,026
  Investment in separate accounts                                         (5,381)              (12,000)                  (21)
                                                                     ------------          ------------          ------------
    Net cash and cash equivalents provided by investing activities       226,775               298,110               340,050
                                                                     ------------          ------------          ------------

See accompanying notes to financial statements.               (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Continued) (Dollars in thousands)

                                                                          1999                 1998                 1997
                                                                     ------------          ------------          ------------
Cash Flows from Financing Activities:
 Proceeds from (payments for):
  Dividends paid to parent                                           $  (135,000)          $         -           $  (135,000)
  Policyholder deposits                                                1,196,120             1,042,509             1,101,934
  Policyholder withdrawals (including transfers to/from separate      (1,568,877)           (1,595,068)           (1,593,320)
   accounts)                                                         ------------          ------------          ------------

Net cash and cash equivalents used by financing activities:             (507,757)             (552,559)             (626,386)
                                                                     ------------          ------------          ------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                      (3,196)                8,989                (8,603)

CASH AND CASH EQUIVALENTS
 Beginning of year                                                        95,377                86,388                94,991
                                                                     ------------          ------------          ------------
 End of year                                                         $    92,181           $    95,377           $    86,388
                                                                     ============          ============          ============
Supplementary Disclosure of Cash Flow Information:
 Cash paid to affiliates for:
   Federal income taxes                                              $    51,880           $    49,133           $    49,235
   Interest                                                                  688                   860                   842


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)


 NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Description of Business: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

  The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

  Basis of Reporting: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

  For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

  To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

  Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for mortality risks and the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

  Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of a security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss.

  For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

  Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

  All outstanding mortgage loans were repaid during 1997. The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may have been different from the accrual interest rate of the loan for certain mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded as a net realized investment loss.

  Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

  Policy loans on insurance contracts are stated at unpaid principal balances.

  Investments in limited partnerships are carried at cost.

  Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

  Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

  During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                               1999           1998           1997
                            ----------     ----------     ----------
 Beginning balance          $ 101,793      $ 102,252      $ 112,249
 Capitalized amounts           11,759          6,085          5,077
 Interest accrued               7,634          7,669          9,653
 Amortization                 (19,112)       (14,213)       (24,727)
                            ----------     ----------     ----------
 Ending balance             $ 102,074      $ 101,793      $ 102,252
                            ==========     ==========     ==========

  The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    2000   $6,110
                    2001   $5,670
                    2002   $5,400
                    2003   $5,386
                    2004   $5,619

  Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 1999 and 1998, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $6,602 and $12,030, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

  Net investment income and net realized and unrealized gains
  (losses) attributable to Separate Accounts assets accrue directly to the policyholder and are not reported as revenue in the Company's Statement of Earnings.

  Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

  Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

  Interest-sensitive life products             4.00% - 4.85%
  Interest-sensitive deferred annuities        3.60% - 8.61%
  Immediate annuities                          3.00% - 10.00%

  These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

  Claims and Claims Settlement Expenses: Liabilities for claims and claims settlement expenses equal the death benefit for claims that have been reported to the Company and an estimate based upon prior experience for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

  Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

  The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

  Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

  Unearned Policy Charge Revenue: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

  Accounting Pronouncements: In June 1999, the Financial Accounting Standards Board deferred for one year the effective date of the accounting and reporting requirements of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The Company will adopt the provisions of SFAS No. 133 on January 1, 2001. The adoption of the standard is not expected to have a material impact on the Company's financial position or results of operations.


NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                   1999            1998
                                               ------------    ------------
  Assets:
   Fixed maturity securities (1)               $ 2,138,335     $ 2,543,097
   Equity securities (1), (2)                      186,575         158,591
   Trading account securities (1)                   22,212          17,280
   Policy loans on insurance contracts (3)       1,159,163       1,139,456
   Cash and cash equivalents (4)                    92,181          95,377
   Separate Accounts assets (5)                 12,860,562      10,571,489
                                               ------------    ------------
  Total financial instruments                  $16,459,028     $14,525,290
                                               ============    ============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value, having an amortized cost of $440,947 and $376,993, had an estimated fair value of $417,710 and $375,470, respectively.

 (2) The Company has investments in two limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships. At December 31, 1999 and 1998, the Company's limited partnership investments were $10,427 and $11,569, respectively.

 (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3.   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                        1999
                                              ---------------------------------------------------------
                                                  Cost/         Gross          Gross        Estimated
                                                Amortized     Unrealized     Unrealized       Fair
                                                  Cost          Gains          Losses         Value
                                              ------------   ------------   ------------   ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 1,912,965    $     8,778    $    85,108    $ 1,836,635
   Mortgage-backed securities                     119,195          1,760          1,036        119,919
   U.S. Government and agencies                   149,835            408         12,306        137,937
   Foreign governments                             25,290             61          2,969         22,382
   Municipals                                      21,636            152            326         21,462
                                              ------------   ------------   ------------   ------------
      Total fixed maturity securities         $ 2,228,921    $    11,159    $   101,745    $ 2,138,335
                                              ============   ============   ============   ============

  Equity securities:
   Non-redeemable preferred stocks            $   203,726    $        43    $    27,621    $   176,148
   Limited partnerships                            10,427              -              -         10,427
                                              ------------   ------------   ------------   ------------
      Total equity securities                 $   214,153    $        43    $    27,621    $   186,575
                                              ============   ============   ============   ============


                                                                        1998
                                              ---------------------------------------------------------
                                                 Cost/          Gross          Gross        Estimated
                                               Amortized      Unrealized     Unrealized       Fair
                                                 Cost           Gains          Losses         Value
                                              ------------   ------------   ------------   ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,079,867    $    56,703    $    29,078    $ 2,107,492
   Mortgage-backed securities                     229,197          7,908             43        237,062
   U.S. Government and agencies                   150,500          6,393          1,328        155,565
   Foreign governments                             21,157             35          2,996         18,196
   Municipals                                      23,878            905              1         24,782
                                              ------------   ------------   ------------   ------------
      Total fixed maturity securities         $ 2,504,599    $    71,944    $    33,446    $ 2,543,097
                                              ============   ============   ============   ============
  Equity securities:
   Non-redeemable preferred stocks            $   151,130    $       699    $     4,823    $   147,006
   Limited partnerships                            11,569              -              -         11,569
   Common stocks                                       11              5              -             16
                                              ------------   ------------   ------------   ------------
      Total equity securities                 $   162,710    $       704    $     4,823    $   158,591
                                              ============   ============   ============   ============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999 by contractual maturity were:

                                                             Estimated
                                               Amortized       Fair
                                                 Cost          Value
  Fixed maturity securities:                  -----------   -----------
   Due in one year or less                    $  250,435    $  250,396
   Due after one year through five years         935,856       912,037
   Due after five years through ten years        563,026       524,231
   Due after ten years                           360,409       331,752
                                              -----------   -----------
                                               2,109,726     2,018,416
   Mortgage-backed securities                    119,195       119,919
                                              -----------   -----------
    Total fixed maturity securities           $2,228,921    $2,138,335
                                              ===========   ===========

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999 by rating agency equivalent were:

                                                         Estimated
                                           Amortized       Fair
                                             Cost          Value
                                          -----------   -----------
  AAA                                     $  396,644    $  380,538
  AA                                         196,792       188,710
  A                                          670,531       645,929
  BBB                                        884,446       847,858
  Non-investment grade                        80,508        75,300
                                          -----------   -----------
    Total fixed maturity securities       $2,228,921    $2,138,335
                                          ===========   ===========

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss at December 31 were as follows:

                                                  1999          1998
                                              ------------   -----------
  Assets:
   Fixed maturity securities                  $   (90,586)   $   38,498
   Equity securities                              (27,578)       (4,119)
   Deferred policy acquisition costs               42,567          (323)
   Federal income taxes - deferred                 26,969           124
   Other assets                                        (4)            -
   Separate Accounts assets                         1,028            30
                                              ------------   -----------
                                                  (47,604)       34,210
                                              ------------   -----------
  Liabilities:
   Policyholders' account balances                  2,481        34,440
                                              ------------   -----------
  Stockholder's equity:
   Accumulated other comprehensive loss       $   (50,085)   $     (230)
                                              ============   ===========

 The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains on trading account securities included in net realized investment gains were $3,112, $932 and $520 at December 31, 1999, 1998 and 1997, respectively.

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                          1999         1998        1997
                                       ----------   ----------   ----------
  Proceeds                             $ 595,836    $ 893,619    $ 846,041
  Gross realized investment gains         12,196       20,232       16,783
  Gross realized investment losses        15,936       17,429        7,193


 The Company had investment securities with a carrying value of $24,697 and $27,189 that were deposited with insurance regulatory authorities at December 31, 1999 and 1998, respectively.

 Excluding investments in U.S. Government and Agencies the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.


 Net investment income arose from the following sources for the years ended December 31:

                                           1999         1998         1997
                                        ----------   ----------   ----------
  Fixed maturity securities             $ 170,376    $ 202,313    $ 236,325
  Equity securities                        16,630        9,234        3,020
  Mortgage loans                                -            -        4,627
  Real estate held-for-sale                 3,792        2,264        1,939
  Policy loans on insurance contracts      60,445       59,236       57,998
  Cash and cash equivalents                 7,995        3,912        9,570
  Other                                        88          761          709
                                        ----------   ----------   ----------
  Gross investment income                 259,326      277,720      314,188
  Less investment expenses                 (5,491)      (5,682)      (5,486)
                                        ----------   ----------   ----------
  Net investment income                 $ 253,835    $ 272,038    $ 308,702
                                        ==========   ==========   ==========

 Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31 were as follows:

                                           1999         1998        1997
                                        ----------   ----------   ----------
  Fixed maturity securities             $  (3,721)   $   2,617    $   6,149
  Equity securities                           (19)         186        3,441
  Trading account securities                4,778        1,368          697
  Investment in Separate Accounts             460            -        1,005
  Mortgage loans                                -            -        6,252
  Real estate held-for-sale                 7,394        8,290       (4,252)
  Cash and cash equivalents                   (17)          (1)          (3)
                                        ----------   ----------   ----------
  Net realized investment gains         $   8,875    $  12,460    $  13,289
                                        ==========   ==========   ==========

NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                            1999       1998       1997
                                          ---------  ---------  ---------
  Provision for income taxes
   computed at Federal stautory rate      $ 50,345   $ 46,383   $ 42,413

  Decrease in income taxes resulting from:
    Dividend received deduction             (1,594)    (3,664)    (1,969)
    Foreign tax credit                      (1,040)    (2,957)         -
                                          ---------  ---------  ---------
  Federal income tax provision            $ 47,711   $ 39,762   $ 40,444
                                          =========  =========  =========

 The Federal statutory rate for each of the three years in the period ended December 31, 1999 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                               1999        1998        1997
                                            ----------  ----------  ----------
  Deferred policy acquisition costs         $   8,822   $  11,062   $  (2,422)
  Policyholders' account balances              (9,635)    (10,950)    (16,099)
  Liability for guaranty fund assessments        (359)        529       1,190
  Investment adjustments                          (27)     (1,350)      5,070
  Other                                            64         (64)          -
                                            ----------  ----------  ----------
  Deferred Federal income tax benefit       $  (1,135)  $    (773)  $ (12,261)
                                            ==========  ==========  ==========


 Deferred tax assets and liabilities as of December 31 are determined as follows:

                                               1999           1998
                                            -----------    -----------
  Deferred tax assets:
   Policyholders' account balances          $  115,767     $  106,132
   Investment adjustments                        1,978          1,951
   Liability for guaranty fund assessments       5,211          4,852
   Net unrealized investment loss on
    investment securities                       26,969            124
                                             ----------    -----------

     Total deferred tax assets                 149,925        113,059
                                            -----------    -----------
  Deferred tax liabilities:
   Deferred policy acquisition costs           108,554         99,732
   Other                                         3,988          3,924
                                            -----------    -----------
     Total deferred tax liabilities            112,542        103,656
                                            -----------    -----------
     Net deferred tax asset                 $   37,383     $    9,403
                                            ===========    ===========

 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $686 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1999 the Company had the following life insurance inforce:

                                                                                         Percentage
                                             Ceded to        Assumed                      of amount
                                Gross          other        from other       Net         assumed to
                                amount       companies      companies       amount           net
                             ------------   ------------   -----------   ------------   -----------
   Life insurance in force   $14,356,639    $ 3,670,860    $    2,001    $10,687,780         0.02%


 The Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system.

NOTE 6.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,410, $43,179 and $43,028 for the years ended December 31, 1999, 1998 and 1997, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $688, $860 and $842 for 1999, 1998 and 1997, respectively. Intercompany interest is included in net investment income.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,823, $1,915 and $1,913 for 1999, 1998 and 1997, respectively.

 MLIG has entered into agreements with MLAM and Hotchkis & Wiley ("H&W"), a division of MLAM, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, MLAM and H&W pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLAM and H&W. The Company received from MLIG its allocable share of such compensation in the amount of $21,630, $20,289 and $19,057 during 1999, 1998 and 1997, respectively. Revenue attributable to these agreements is included in policy charge revenue.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $88,955, $79,117 and $72,729 for 1999, 1998 and 1997, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 7.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 During 1999 and 1997, the Company paid cash dividends of $135,000 to MLIG. Of these cash dividends, $105,793 and $110,030, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner. The Company also paid a $500 stock dividend to MLIG during 1999. The
 Company paid no cash or stock dividends in 1998.

 At December 31, 1999 and 1998, approximately $26,518 and $29,707, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1999 and 1998, were $267,679 and $299,069, respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, there is no provision for deferred income taxes, and securities are valued on a different basis. The Company's statutory net income for 1999, 1998 and 1997 was $106,266, $55,813 and $81,963, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 1999 and 1998, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

 In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. Codification is not expected to have a material impact on the Company's capital requirements or statutory financial statements.

NOTE 8.   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 1999 and 1998, the Company has established an estimated liability for future guaranty fund assessments of $14,889 and $13,864, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

 During 1994, the Company committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1999, $8,116 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 9.     SEGMENT INFORMATION

 In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life products. The Company's Annuity segment consists of variable annuities and interest sensitive annuities.

 The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's policyholders. Additionally, marketing and sales management functions, within MLIG, are organized according to these two business segments.

 The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

 The "Other" category, presented in the following segment financial information, represents assets and the earnings on those assets that do not support policyholder liabilities.

 The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
  1999                                         Insurance          Annuities            Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    36,805        $    31,098        $    10,093        $    77,996
  Other revenues                                   94,821            140,541              6,542            241,904
                                              ------------       ------------       ------------       ------------
  Net revenues                                    131,626            171,639             16,635            319,900
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  16,569             16,414                  -             32,983
  Reinsurance premium ceded                        21,691                  -                  -             21,691
  Amortization of deferred policy
      acquisition costs                            22,464             43,143                  -             65,607
  Other non-interest expenses                      16,728             39,049                  -             55,777
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      77,452             98,606                  -            176,058
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal income
      tax provision                                54,174             73,033             16,635            143,842
  Income tax expense                               18,442             23,447              5,822             47,711
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    35,732        $    49,586        $    10,813        $    96,131
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 6,492,686        $10,523,453        $   101,910        $17,118,049
  Deferred policy acquisition costs               251,017            224,898                  -            475,915
  Policyholder liabilities and accruals         2,150,671          1,522,892                  -          3,673,563
  Other policyholder funds                         18,345              6,750                  -             25,095




                                                  Life
  1998                                          Insurance          Annuities           Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    35,228        $    32,765        $     8,369        $    76,362
  Other revenues                                   84,836            124,864                422            210,122
                                              ------------       ------------       ------------       ------------
  Net revenues                                    120,064            157,629              8,791            286,484
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  18,397             13,494                  -             31,891
  Reinsurance premium ceded                        19,972                  -                  -             19,972
  Amortization of deferred policy
      acquisition costs                            13,040             31,795                  -             44,835
  Other non-interest expenses                      18,030             39,233                  -             57,263
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      69,439             84,522                  -            153,961
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal
      income tax provision                         50,625             73,107              8,791            132,523
  Income tax expense                               16,033             20,653              3,076             39,762
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    34,592        $    52,454        $     5,715        $    92,761
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 6,069,649        $ 8,885,981        $   148,465        $15,104,095
  Deferred policy acquisition costs               207,713            197,927                  -            405,640
  Policyholder liabilities and accruals         2,186,001          1,694,668                  -          3,880,669
  Other policyholder funds                         16,033              4,769                  -             20,802


                                                 Life
  1997                                         Insurance          Annuities            Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    38,826        $    47,973        $    12,361        $    99,160
  Other revenues                                   86,301            102,782              3,139            192,222
                                              ------------       ------------       ------------       ------------
  Net revenues                                    125,127            150,755             15,500            291,382
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  15,876             11,153                  -             27,029
  Reinsurance premium ceded                        17,879                  -                  -             17,879
  Amortization of deferred policy
      acquisition costs                            36,180             35,931                  -             72,111
  Other non-interest expenses                      16,545             36,639                  -             53,184
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      86,480             83,723                  -            170,203
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal
      income tax provision                         38,647             67,032             15,500            121,179
  Income tax expense                               12,753             22,265              5,426             40,444
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    25,894        $    44,767        $    10,074        $    80,735
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 5,925,872        $ 7,998,461        $   129,248        $14,053,581
  Deferred policy acquisition costs               182,610            182,495                  -            365,105
  Policyholder liabilities and accruals         2,229,533          2,009,151                  -          4,238,684
  Other policyholder funds                         18,788              8,372                  -             27,160


 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.


 The table below summarizes the Company's net revenues by product for 1999, 1998, and 1997:

                                            1999         1998         1997
                                         ----------   ----------   ----------
  Life Insurance
    Variable life insurance              $ 104,036    $  91,806    $  92,245
    Interest-sensitive life insurance       27,590       28,258       32,882
                                         ----------   ----------   ----------
      Total Life Insurance                 131,626      120,064      125,127
                                         ----------   ----------   ----------
  Annuities
    Variable annuities                     130,039      105,545       88,509
    Interest-sensitive annuities            41,600       52,084       62,246
                                         ----------   ----------   ----------
      Total Annuities                      171,639      157,629      150,755
                                         ----------   ----------   ----------
  Other                                     16,635        8,791       15,500
                                         ----------   ----------   ----------
  Total                                  $ 319,900    $ 286,484    $ 291,382
                                         ==========   ==========   ==========

  * * * * *